Capital Income Builder®
Investment portfolio
January 31, 2025
unaudited

Common stocks 78.50% Financials 15.12%	Shares	Value (000)
JPMorgan Chase & Co.	6,650,465	$1,777,669
Morgan Stanley	8,443,147	1,168,785
Münchener Rückversicherungs-Gesellschaft AG	1,584,948	858,643
BlackRock, Inc.	732,983	788,323
Zurich Insurance Group AG	1,240,531	752,249
PNC Financial Services Group, Inc.	3,260,006	655,098
ING Groep NV	38,126,258	634,582
DBS Group Holdings, Ltd.	16,557,831	542,989
Wells Fargo & Co.	6,415,758	505,562
Intact Financial Corp.	2,641,590	469,210
American International Group, Inc.	5,643,783	415,721
Truist Financial Corp.	7,653,211	364,446
NatWest Group PLC	67,778,770	362,042
Apollo Asset Management, Inc.	1,927,172	329,508
Great-West Lifeco, Inc.	9,332,931	301,754
Banco Bilbao Vizcaya Argentaria, SA	25,402,408	289,387
KB Financial Group, Inc.	4,441,563	278,383
Tokio Marine Holdings, Inc.	7,589,800	250,672
Mizuho Financial Group, Inc.	8,963,500	246,601
East West Bancorp, Inc.	2,348,111	241,785
AIA Group, Ltd.	33,750,112	237,394
Kaspi.kz JSC (GDR)[1]	2,447,140	232,723
Hana Financial Group, Inc.	5,195,821	215,404
Euronext NV	1,707,856	198,099
TPG, Inc., Class A	2,941,252	197,799
Swedbank AB, Class A	8,548,547	185,766
360 ONE WAM, Ltd.	15,880,000	183,958
National Bank of Canada	2,023,960	179,634
Blackstone, Inc.	996,588	176,506
Sampo Oyj, Class A	4,144,495	170,601
B3 SA - Brasil, Bolsa, Balcao	87,670,330	167,868
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	164,103
Power Corporation of Canada, subordinate voting shares	5,375,335	162,923
CME Group, Inc., Class A	667,304	157,831
UniCredit SpA	3,427,853	157,620
Webster Financial Corp.	2,520,603	151,841
Principal Financial Group, Inc.	1,826,000	150,554
State Street Corp.	1,455,059	147,863
Deutsche Bank AG	6,845,385	134,432
Resona Holdings, Inc.	17,752,200	131,700
BNP Paribas SA	1,860,462	126,795
3i Group PLC	2,600,363	125,220
Canadian Imperial Bank of Commerce	1,972,407	124,247
EFG International AG	7,785,720	121,739
Skandinaviska Enskilda Banken AB, Class A	7,875,000	111,013
Bank Mandiri (Persero) Tbk PT	294,880,000	108,238
Capital Income Builder — Page 1 of 53

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Samsung Fire & Marine Insurance Co., Ltd.[2]	394,123	$102,221
Banco Santander, SA	18,170,300	93,212
SouthState Corp.	879,727	92,890
Hong Kong Exchanges and Clearing, Ltd.	2,105,500	81,796
Western Union Co.	7,516,724	77,573
Bank Central Asia Tbk PT	132,729,400	76,858
Marsh & McLennan Companies, Inc.	291,000	63,112
Patria Investments, Ltd., Class A	5,108,139	60,736
Citizens Financial Group, Inc.	1,230,400	58,530
Vontobel Holding AG	724,483	53,394
Houlihan Lokey, Inc., Class A	281,141	51,089
Fukuoka Financial Group, Inc.	1,559,000	42,348
PICC Property and Casualty Co., Ltd., Class H	21,950,000	35,647
First American Financial Corp.	514,183	32,507
Sberbank of Russia PJSC[3]	19,327,472	— [4]
		16,377,193
Information technology 10.90%
Broadcom, Inc.	21,800,732	4,823,848
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	58,026,820	1,951,987
Microsoft Corp.	4,394,064	1,823,800
Accenture PLC, Class A	2,196,601	845,582
Seagate Technology Holdings PLC	4,375,222	421,596
SAP SE	1,338,855	372,043
Texas Instruments, Inc.	1,996,971	368,661
Tokyo Electron, Ltd.	1,380,600	234,399
KLA Corp.	283,994	209,656
HCL Technologies, Ltd.	10,053,467	200,177
MediaTek, Inc.[3]	3,740,000	164,904
TDK Corp.	10,376,235	125,002
Analog Devices, Inc.	536,200	113,615
GlobalWafers Co., Ltd.[3]	6,559,893	68,107
Intel Corp.	2,357,608	45,808
Capgemini SE5	181,938	33,162
		11,802,347
Health care 10.09%
AbbVie, Inc.	12,142,305	2,232,970
Abbott Laboratories	12,260,343	1,568,466
Gilead Sciences, Inc.	12,785,934	1,242,793
Amgen, Inc.	3,754,024	1,071,473
Sanofi	8,736,763	947,680
AstraZeneca PLC	6,487,357	913,459
Medtronic PLC	6,746,395	612,707
Bristol-Myers Squibb Co.	6,326,577	372,952
Novo Nordisk AS, Class B	4,394,297	370,963
UnitedHealth Group, Inc.	676,587	367,042
Merck & Co., Inc.	2,368,677	234,073
Roche Holding AG, nonvoting non-registered shares	644,813	202,475
Takeda Pharmaceutical Co., Ltd.	7,303,550	196,276
EssilorLuxottica SA	668,296	183,780
CVS Health Corp.	2,334,019	131,825
EBOS Group, Ltd.	5,200,670	117,087
Novartis AG	679,255	71,190
GSK PLC	3,240,408	56,639
Capital Income Builder — Page 2 of 53

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Sandoz Group AG	664,884	$31,825
Endo, Inc., 1L 6.875% Escrow[2,3]	225,000	— [4]
		10,925,675
Industrials 9.67%
RTX Corp.	15,386,804	1,984,128
Volvo AB, Class B	32,239,838	889,840
Siemens AG	3,892,478	837,196
Deutsche Post AG	16,055,504	579,401
Union Pacific Corp.	1,834,742	454,631
BAE Systems PLC	28,888,077	437,155
Paychex, Inc.	2,951,361	435,827
Honeywell International, Inc.	1,889,108	422,631
RELX PLC	8,202,576	407,887
FedEx Corp.	1,383,925	366,560
Canadian National Railway Co. (CAD denominated)	3,327,194	347,566
Mitsubishi Corp.	20,272,552	323,884
Automatic Data Processing, Inc.	904,496	274,071
Broadridge Financial Solutions, Inc.	1,018,822	242,704
Marubeni Corp.	15,791,600	236,240
Carrier Global Corp.	3,355,137	219,359
Singapore Technologies Engineering, Ltd.	60,313,765	214,690
UL Solutions, Inc., Class A	3,590,800	193,580
Trinity Industries, Inc.[6]	4,493,726	169,998
Airbus SE, non-registered shares	945,100	163,318
ITOCHU Corp.[5]	3,094,600	142,665
Robert Half, Inc.	2,152,223	139,442
Bureau Veritas SA	4,418,654	138,027
Northrop Grumman Corp.	258,247	125,836
Trelleborg AB, Class B	2,966,556	111,352
Logista Integral SA, non-registered shares	3,664,824	110,779
Schneider Electric SE	376,858	95,296
SGS SA	832,735	80,763
Transurban Group	8,755,955	72,624
Sulzer AG	401,509	65,189
PACCAR, Inc.	543,833	60,300
Ashtead Group PLC	784,585	51,353
ABB, Ltd.	918,342	50,125
Brambles, Ltd.	2,880,350	35,360
		10,479,777
Consumer staples 7.96%
Philip Morris International, Inc.	22,761,622	2,963,563
British American Tobacco PLC	28,504,418	1,129,210
British American Tobacco PLC (ADR)	3,041,264	120,556
Mondelez International, Inc., Class A	12,363,034	716,932
Imperial Brands PLC	16,009,348	540,173
Nestlé SA	4,592,878	390,523
ITC, Ltd.	64,671,320	333,429
PepsiCo, Inc.	1,878,049	283,003
Danone SA	3,393,556	237,438
Altria Group, Inc.	4,407,100	230,183
General Mills, Inc.	3,192,873	192,019
Kimberly-Clark Corp.	1,457,945	189,489
Carlsberg A/S, Class B	1,629,668	170,980
Capital Income Builder — Page 3 of 53

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Sysco Corp.	2,092,705	$152,600
Coca-Cola Co.	2,233,177	141,762
Lamb Weston Holdings, Inc.	2,124,501	127,342
Procter & Gamble Co.	740,943	122,989
Suntory Beverage & Food, Ltd.	3,822,600	118,741
WH Group, Ltd.	148,814,000	116,074
Molson Coors Beverage Co., Class B, restricted voting shares	1,694,153	92,755
Unilever PLC	1,204,545	69,049
Dollar General Corp.	768,000	54,574
Anheuser-Busch InBev SA/NV	867,244	42,653
Scandinavian Tobacco Group A/S	2,058,240	29,583
Constellation Brands, Inc., Class A	145,944	26,387
Reckitt Benckiser Group PLC	307,906	20,288
Tsingtao Brewery Co., Ltd., Class H	976,000	5,991
		8,618,286
Utilities 5.48%
Dominion Energy, Inc.	9,923,083	551,624
DTE Energy Co.	4,387,067	525,922
Iberdrola, SA, non-registered shares	35,936,370	507,845
Iberdrola, SA, non-registered interim shares[2]	108,635	1,535
Engie SA	26,596,791	438,529
Engie SA, bonus shares[2]	2,269,739	37,423
Sempra	4,996,370	414,349
Pinnacle West Capital Corp.	4,726,754	411,038
SSE PLC	18,033,345	364,079
Duke Energy Corp.	3,131,248	350,668
CenterPoint Energy, Inc.	10,654,086	347,004
National Grid PLC	28,087,740	341,521
E.ON SE	28,687,119	339,885
Southern Co. (The)	2,867,214	240,703
Entergy Corp.	2,813,908	228,152
Atmos Energy Corp.	1,178,769	167,986
Power Grid Corporation of India, Ltd.	46,112,774	159,923
Edison International	2,467,183	133,228
Enel SpA	17,205,158	122,207
AES Corp.	9,949,432	109,444
SembCorp Industries, Ltd.	20,005,900	81,905
Power Assets Holdings, Ltd.	9,434,000	60,955
Light SA, units[2,3]	604,926	351
		5,936,276
Energy 4.96%
Exxon Mobil Corp.	9,827,949	1,049,920
Canadian Natural Resources, Ltd. (CAD denominated)	22,184,166	673,913
TC Energy Corp. (CAD denominated)	14,560,645	656,123
EOG Resources, Inc.	4,306,732	541,744
Shell PLC (GBP denominated)	13,028,010	427,417
Shell PLC (ADR)	738,100	48,604
TotalEnergies SE5	7,612,396	442,173
ConocoPhillips	3,502,719	346,174
BP PLC	52,733,429	273,577
EQT Corp.	5,351,033	273,545
South Bow Corp. (CAD denominated)[5]	9,138,727	218,698
Chevron Corp.	1,357,158	202,474
Capital Income Builder — Page 4 of 53

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
DT Midstream, Inc.	760,862	$76,908
Cenovus Energy, Inc.	4,465,883	64,621
Schlumberger NV	1,315,399	52,984
Neste OYJ	1,767,443	22,280
New Fortress Energy, Inc., Class A7	188,740	2,831
Constellation Oil Services Holding SA2,3	920,550	375
		5,374,361
Consumer discretionary 4.82%
McDonald’s Corp.	3,488,503	1,007,131
Home Depot, Inc.	1,937,673	798,282
LVMH Moët Hennessy-Louis Vuitton SE	671,892	484,108
YUM! Brands, Inc.	2,341,511	305,567
Midea Group Co., Ltd., Class A	29,138,406	297,569
Darden Restaurants, Inc.	1,369,610	267,403
Evolution AB	3,400,799	260,084
Industria de Diseño Textil, SA	4,525,491	246,671
Starbucks Corp.	2,224,227	239,505
Aristocrat Leisure, Ltd.	3,645,435	170,696
Tractor Supply Co.	3,110,997	169,114
Vail Resorts, Inc.	940,068	159,924
Compagnie Financière Richemont SA, Class A	737,759	141,424
Amadeus IT Group SA, Class A, non-registered shares	1,774,107	130,418
Restaurant Brands International, Inc.[5]	1,991,558	122,560
NEXT PLC	952,731	117,281
Galaxy Entertainment Group, Ltd.	21,218,000	90,705
Las Vegas Sands Corp.	1,459,663	66,896
OPAP SA	1,967,863	33,766
JD.com, Inc., Class A	1,655,000	33,636
Jumbo SA	1,061,844	28,848
International Game Technology PLC	1,310,302	22,301
Stellantis NV	1,045,161	13,929
ITC Hotels, Ltd.[2]	6,467,132	12,167
		5,219,985
Real estate 4.01%
VICI Properties, Inc. REIT[6]	53,438,680	1,590,870
Welltower, Inc. REIT	2,996,005	408,895
Prologis, Inc. REIT	3,324,782	396,480
American Tower Corp. REIT	1,763,657	326,188
Extra Space Storage, Inc. REIT	1,728,944	266,258
Rexford Industrial Realty, Inc. REIT	6,504,656	264,479
Public Storage REIT	468,002	139,689
Mindspace Business Parks REIT[6]	29,892,332	128,900
Equinix, Inc. REIT	126,200	115,304
CTP NV	6,244,020	103,816
CK Asset Holdings, Ltd.	24,301,734	101,381
Link REIT	22,317,452	92,011
UDR, Inc. REIT	1,732,565	72,317
SBA Communications Corp. REIT, Class A	355,374	70,208
Sun Communities, Inc. REIT	430,663	54,479
Digital Realty Trust, Inc. REIT	323,313	52,978
Lineage, Inc. REIT[5]	757,627	45,458
Embassy Office Parks REIT	10,653,487	45,445
Longfor Group Holdings, Ltd.[5]	27,189,658	34,398
Capital Income Builder — Page 5 of 53

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
POWERGRID Infrastructure Investment Trust REIT	26,405,500	$24,891
Kimco Realty Corp. REIT	295,754	6,640
		4,341,085
Materials 2.97%
Air Products and Chemicals, Inc.	2,423,421	812,476
Rio Tinto PLC	10,491,266	633,404
Smurfit Westrock PLC	7,907,305	419,799
Linde PLC	684,570	305,401
Nitto Denko Corp.	12,231,400	216,540
Anglo American PLC	5,635,115	165,891
Shin-Etsu Chemical Co., Ltd.	3,880,700	121,114
Vale SA (ADR), ordinary nominative shares	6,898,935	64,091
Vale SA, ordinary nominative shares	5,963,000	55,273
International Paper Co.	2,023,780	112,583
Eastman Chemical Co.	827,250	82,436
Antofagasta PLC	3,560,015	75,890
Dow, Inc.	1,104,129	43,116
Barrick Gold Corp.	2,491,653	40,788
Evonik Industries AG5	2,108,724	39,622
UPM-Kymmene OYJ	1,191,859	34,993
		3,223,417
Communication services 2.52%
Singapore Telecommunications, Ltd.	177,669,700	434,255
Comcast Corp., Class A	11,840,616	398,555
T-Mobile US, Inc.	1,547,565	360,536
Publicis Groupe SA5	2,470,774	261,904
Verizon Communications, Inc.	6,636,206	261,400
Koninklijke KPN NV	68,141,331	246,526
Deutsche Telekom AG	6,148,920	206,222
América Móvil, SAB de CV, Class B (ADR)	11,656,366	163,306
TELUS Corp.	9,288,866	134,730
HKT Trust and HKT, Ltd., units	73,257,460	90,077
Omnicom Group, Inc.	931,500	80,845
NetEase, Inc.	3,254,700	67,063
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	28,306
		2,733,725
Total common stocks (cost: $59,450,530,000)		85,032,127
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, x.xx% perpetual noncumulative preferred shares[1]	13,000	10,595
Total preferred securities (cost: $13,000,000)		10,595
Convertible stocks 0.16% Utilities 0.16%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,636,200	109,349
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,416,100	59,802
Total convertible stocks (cost: $183,589,000)		169,151
Capital Income Builder — Page 6 of 53

unaudited
Bonds, notes & other debt instruments 15.11% Mortgage-backed obligations 6.19% Federal agency mortgage-backed obligations 5.55%	Principal amount (000)	Value (000)
Fannie Mae Pool #394854 6.50% 5/1/2027[8]	USD2	$2
Fannie Mae Pool #256821 6.50% 7/1/2027[8]	7	7
Fannie Mae Pool #257145 6.50% 3/1/2028[8]	1	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029[8]	122	118
Fannie Mae Pool #BA2999 3.50% 11/1/2030[8]	131	127
Fannie Mae Pool #659096 6.50% 8/1/2032[8]	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033[8]	55	56
Fannie Mae Pool #CA1299 3.50% 3/1/2033[8]	63	61
Fannie Mae Pool #MA3438 3.50% 8/1/2033[8]	175	169
Fannie Mae Pool #MA3658 3.50% 5/1/2034[8]	259	248
Fannie Mae Pool #CA4490 3.50% 8/1/2034[8]	353	337
Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	60,905	56,083
Fannie Mae Pool #887695 6.00% 6/1/2036[8]	954	989
Fannie Mae Pool #894308 6.00% 10/1/2036[8]	150	152
Fannie Mae Pool #902164 6.00% 11/1/2036[8]	783	812
Fannie Mae Pool #902503 6.00% 11/1/2036[8]	490	507
Fannie Mae Pool #903076 6.00% 12/1/2036[8]	1,023	1,061
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	73	74
Fannie Mae Pool #AS9772 3.50% 6/1/2037[8]	28	26
Fannie Mae Pool #966172 7.00% 7/1/2037[8]	118	119
Fannie Mae Pool #256845 6.50% 8/1/2037[8]	48	49
Fannie Mae Pool #256960 6.50% 11/1/2037[8]	245	255
Fannie Mae Pool #257137 7.00% 3/1/2038[8]	17	18
Fannie Mae Pool #963269 5.50% 5/1/2038[8]	756	760
Fannie Mae Pool #963341 5.50% 5/1/2038[8]	244	245
Fannie Mae Pool #963454 5.50% 6/1/2038[8]	759	764
Fannie Mae Pool #963796 5.50% 6/1/2038[8]	235	234
Fannie Mae Pool #929964 6.00% 9/1/2038[8]	374	387
Fannie Mae Pool #FS2490 5.50% 10/1/2038[8]	23	23
Fannie Mae Pool #FM3708 5.50% 10/1/2038[8]	12	12
Fannie Mae Pool #FS2101 5.50% 10/1/2038[8]	4	4
Fannie Mae Pool #970772 5.50% 11/1/2038[8]	28	29
Fannie Mae Pool #AE0392 5.50% 12/1/2039[8]	50	50
Fannie Mae Pool #AL4324 6.50% 5/1/2040[8]	5	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040[8]	2,650	2,744
Fannie Mae Pool #AE8073 4.00% 12/1/2040[8]	162	153
Fannie Mae Pool #MA4364 2.00% 6/1/2041[8]	75,591	63,187
Fannie Mae Pool #AL1571 5.00% 6/1/2041[8]	2,051	2,040
Fannie Mae Pool #AL0913 6.00% 7/1/2041[8]	1,867	1,935
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[8]	54	51
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[8]	173	163
Fannie Mae Pool #AB4050 4.00% 12/1/2041[8]	320	302
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[8]	181	171
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[8]	4,545	4,280
Fannie Mae Pool #890407 4.00% 2/1/2042[8]	447	421
Fannie Mae Pool #AL2745 4.00% 3/1/2042[8]	1,274	1,201
Fannie Mae Pool #AO6721 4.00% 6/1/2042[8]	8,105	7,615
Fannie Mae Pool #AO1820 4.00% 6/1/2042[8]	796	750
Fannie Mae Pool #890445 4.00% 7/1/2042[8]	987	930
Fannie Mae Pool #AS0831 4.50% 10/1/2043[8]	310	299
Fannie Mae Pool #AW4156 4.00% 5/1/2044[8]	1,739	1,621
Fannie Mae Pool #AW4026 4.00% 6/1/2044[8]	1,755	1,648
Fannie Mae Pool #AX2782 4.00% 9/1/2044[8]	2,392	2,223
Fannie Mae Pool #AY1313 4.00% 3/1/2045[8]	4,407	4,102
Capital Income Builder — Page 7 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6840 4.00% 3/1/2046[8]	USD4,659	$4,329
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	747	676
Fannie Mae Pool #BC8719 4.00% 6/1/2046[8]	1,819	1,688
Fannie Mae Pool #BC8720 4.00% 6/1/2046[8]	1,494	1,388
Fannie Mae Pool #AS7598 4.00% 7/1/2046[8]	4,587	4,260
Fannie Mae Pool #BD1967 4.00% 7/1/2046[8]	1,634	1,517
Fannie Mae Pool #BD5477 4.00% 7/1/2046[8]	34	32
Fannie Mae Pool #MA2691 4.50% 7/1/2046[8]	800	769
Fannie Mae Pool #AS7759 4.00% 8/1/2046[8]	10,480	9,735
Fannie Mae Pool #AS7760 4.00% 8/1/2046[8]	4,531	4,209
Fannie Mae Pool #AS7939 4.00% 9/1/2046[8]	6,780	6,297
Fannie Mae Pool #AL9190 4.00% 9/1/2046[8]	1,242	1,153
Fannie Mae Pool #BC4712 4.00% 10/1/2046[8]	3,675	3,413
Fannie Mae Pool #BC4801 4.00% 11/1/2046[8]	2,583	2,399
Fannie Mae Pool #BM3288 3.50% 12/1/2046[8]	19	18
Fannie Mae Pool #MA2907 4.00% 2/1/2047[8]	23	21
Fannie Mae Pool #AS9313 4.00% 3/1/2047[8]	3,669	3,406
Fannie Mae Pool #BE3229 4.00% 3/1/2047[8]	1,556	1,439
Fannie Mae Pool #BD7165 4.00% 4/1/2047[8]	21	20
Fannie Mae Pool #AS9454 4.00% 4/1/2047[8]	14	13
Fannie Mae Pool #BM4187 4.50% 5/1/2047[8]	12,724	12,247
Fannie Mae Pool #BH2491 4.00% 6/1/2047[8]	1,879	1,744
Fannie Mae Pool #MA3058 4.00% 7/1/2047[8]	2,428	2,252
Fannie Mae Pool #CA0243 4.50% 8/1/2047[8]	12,394	11,878
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[8]	2,122	1,968
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	447	416
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[8]	5,978	5,711
Fannie Mae Pool #CA2033 4.00% 7/1/2048[8]	8,858	8,214
Fannie Mae Pool #CA2157 4.00% 8/1/2048[8]	17,397	16,140
Fannie Mae Pool #BF0320 5.50% 1/1/2049[8]	10,116	10,272
Fannie Mae Pool #BF0572 5.50% 4/1/2049[8]	20,762	20,901
Fannie Mae Pool #FM2675 4.00% 6/1/2049[8]	4,973	4,613
Fannie Mae Pool #FM1262 4.00% 7/1/2049[8]	14,454	13,385
Fannie Mae Pool #CA4819 4.00% 12/1/2049[8]	7,017	6,492
Fannie Mae Pool #FS5313 3.50% 1/1/2050[8]	187,875	168,741
Fannie Mae Pool #CA5216 3.00% 2/1/2050[8]	13,824	11,949
Fannie Mae Pool #CA5226 3.00% 2/1/2050[8]	5,686	4,915
Fannie Mae Pool #FM2676 4.00% 3/1/2050[8]	4,890	4,525
Fannie Mae Pool #FS3189 4.00% 4/1/2050[8]	33,237	30,833
Fannie Mae Pool #CA6079 2.50% 6/1/2050[8]	18	14
Fannie Mae Pool #CA6309 3.00% 7/1/2050[8]	28,093	24,532
Fannie Mae Pool #CA6349 3.00% 7/1/2050[8]	11,069	9,485
Fannie Mae Pool #CA6740 3.00% 8/1/2050[8]	6,429	5,509
Fannie Mae Pool #BQ1607 2.50% 9/1/2050[8]	17	14
Fannie Mae Pool #CA7048 3.00% 9/1/2050[8]	3,749	3,231
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	1,049	904
Fannie Mae Pool #CA7381 3.00% 10/1/2050[8]	10,177	8,720
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	5,513	4,813
Fannie Mae Pool #CA8046 3.00% 12/1/2050[8]	21,963	19,168
Fannie Mae Pool #FM5166 3.00% 12/1/2050[8]	6,951	5,956
Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	414	396
Fannie Mae Pool #BR0751 2.50% 1/1/2051[8]	1,330	1,086
Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	987	807
Fannie Mae Pool #FM5509 3.00% 1/1/2051[8]	11,102	9,574
Capital Income Builder — Page 8 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN9135 2.50% 4/1/2051[8]	USD453	$370
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	14,123	12,100
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	1,728	1,485
Fannie Mae Pool #FM7556 3.50% 5/1/2051[8]	24	22
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	1,290	1,108
Fannie Mae Pool #BT1855 2.00% 7/1/2051[8]	685	534
Fannie Mae Pool #BT4771 2.00% 8/1/2051[8]	3,000	2,339
Fannie Mae Pool #FM8197 2.00% 8/1/2051[8]	22	17
Fannie Mae Pool #FM8477 3.00% 8/1/2051[8]	9,719	8,372
Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	541	446
Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	2,731	2,138
Fannie Mae Pool #FM9632 3.00% 11/1/2051[8]	37,420	32,258
Fannie Mae Pool #FM9631 3.00% 11/1/2051[8]	16,053	13,876
Fannie Mae Pool #CB2414 3.00% 12/1/2051[8]	18,493	16,058
Fannie Mae Pool #FS0370 2.50% 1/1/2052[8]	739	603
Fannie Mae Pool #FS0972 3.50% 1/1/2052[8]	18,313	16,508
Fannie Mae Pool #CB2927 2.00% 2/1/2052[8]	907	708
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	11,959	10,373
Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	792	619
Fannie Mae Pool #BV0162 2.00% 3/1/2052[8]	105	82
Fannie Mae Pool #CB3164 2.50% 3/1/2052[8]	342	280
Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	132	109
Fannie Mae Pool #FS0752 3.00% 3/1/2052[8]	45,451	39,104
Fannie Mae Pool #BV6656 3.00% 3/1/2052[8]	30	26
Fannie Mae Pool #CB3179 3.50% 3/1/2052[8]	24,125	21,510
Fannie Mae Pool #CB3354 2.50% 4/1/2052[8]	399	326
Fannie Mae Pool #BV8126 2.50% 4/1/2052[8]	321	264
Fannie Mae Pool #BV4659 2.50% 4/1/2052[8]	248	203
Fannie Mae Pool #BV7517 2.00% 5/1/2052[8]	30	24
Fannie Mae Pool #BV7787 2.50% 5/1/2052[8]	330	271
Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	221	181
Fannie Mae Pool #BV9818 2.50% 5/1/2052[8]	146	120
Fannie Mae Pool #FS2009 3.00% 5/1/2052[8]	40	34
Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	2,544	2,332
Fannie Mae Pool #MA4711 5.50% 7/1/2052[8]	46	46
Fannie Mae Pool #BW5402 5.50% 7/1/2052[8]	41	41
Fannie Mae Pool #CB4145 5.50% 7/1/2052[8]	40	39
Fannie Mae Pool #BV8976 5.00% 8/1/2052[8]	4,370	4,236
Fannie Mae Pool #CB4418 5.50% 8/1/2052[8]	96	95
Fannie Mae Pool #BW9206 5.50% 8/1/2052[8]	54	55
Fannie Mae Pool #CB4421 5.50% 8/1/2052[8]	29	29
Fannie Mae Pool #FS2805 2.50% 9/1/2052[8]	669	548
Fannie Mae Pool #BW9049 4.50% 9/1/2052[8]	114	108
Fannie Mae Pool #BW7372 5.50% 9/1/2052[8]	91	90
Fannie Mae Pool #BX1322 5.50% 9/1/2052[8]	57	57
Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	2,278	1,776
Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	45	43
Fannie Mae Pool #BW1289 5.50% 10/1/2052[8]	9,826	9,746
Fannie Mae Pool #BW1243 5.50% 10/1/2052[8]	8,920	8,855
Fannie Mae Pool #BX1223 5.50% 10/1/2052[8]	1,579	1,570
Fannie Mae Pool #BX1488 5.50% 10/1/2052[8]	427	429
Fannie Mae Pool #CB5020 5.50% 10/1/2052[8]	368	365
Fannie Mae Pool #BW9929 5.50% 10/1/2052[8]	48	48
Fannie Mae Pool #MA4820 6.50% 10/1/2052[8]	32	33
Capital Income Builder — Page 9 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4805 4.50% 11/1/2052[8]	USD3,143	$2,964
Fannie Mae Pool #BX4398 5.50% 11/1/2052[8]	919	924
Fannie Mae Pool #BX1298 5.50% 11/1/2052[8]	98	98
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	13,773	13,661
Fannie Mae Pool #BX3716 5.50% 12/1/2052[8]	494	489
Fannie Mae Pool #BX3726 5.50% 12/1/2052[8]	391	388
Fannie Mae Pool #BX2464 5.50% 12/1/2052[8]	228	226
Fannie Mae Pool #BX2476 5.50% 12/1/2052[8]	32	32
Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	20,916	19,707
Fannie Mae Pool #BX5626 5.50% 1/1/2053[8]	4,126	4,089
Fannie Mae Pool #BX6633 5.50% 1/1/2053[8]	1,100	1,089
Fannie Mae Pool #BX0856 5.50% 1/1/2053[8]	33	33
Fannie Mae Pool #BX5592 5.50% 1/1/2053[8]	32	32
Fannie Mae Pool #MA4894 6.00% 1/1/2053[8]	40,796	41,172
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	22,238	22,018
Fannie Mae Pool #BX4108 5.50% 2/1/2053[8]	244	242
Fannie Mae Pool #BX7384 5.50% 2/1/2053[8]	107	106
Fannie Mae Pool #BX6545 6.00% 2/1/2053[8]	31,577	31,933
Fannie Mae Pool #CB5986 5.00% 3/1/2053[8]	92	89
Fannie Mae Pool #FS4152 5.50% 3/1/2053[8]	5,433	5,387
Fannie Mae Pool #BX7555 5.50% 3/1/2053[8]	3,885	3,848
Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,911	2,897
Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	4,616	4,461
Fannie Mae Pool #MA4979 5.50% 4/1/2053[8]	45,670	45,191
Fannie Mae Pool #MA4980 6.00% 4/1/2053[8]	23,692	23,943
Fannie Mae Pool #BX8415 6.00% 4/1/2053[8]	1,117	1,130
Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	542	496
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	2,765	2,679
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	32,468	32,172
Fannie Mae Pool #MA5011 6.00% 5/1/2053[8]	86,975	87,904
Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	268	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	136,892	135,610
Fannie Mae Pool #FS5192 5.50% 6/1/2053[8]	17,654	17,498
Fannie Mae Pool #BY4218 5.50% 6/1/2053[8]	978	967
Fannie Mae Pool #BY5242 5.50% 6/1/2053[8]	41	41
Fannie Mae Pool #MA5040 6.00% 6/1/2053[8]	50,181	50,582
Fannie Mae Pool #CB6485 6.00% 6/1/2053[8]	34,241	34,631
Fannie Mae Pool #CB6486 6.00% 6/1/2053[8]	20,930	21,235
Fannie Mae Pool #CB6465 6.00% 6/1/2053[8]	15,897	16,122
Fannie Mae Pool #FS4933 6.00% 6/1/2053[8]	5,246	5,296
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	6,440	6,666
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	2,246	2,313
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	1,653	1,704
Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	6,044	5,696
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	769	744
Fannie Mae Pool #BU4112 5.00% 7/1/2053[8]	94	91
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	176,895	175,193
Fannie Mae Pool #MA5073 6.00% 7/1/2053[8]	27,638	27,899
Fannie Mae Pool #MA5108 6.00% 8/1/2053[8]	127,427	128,653
Fannie Mae Pool #CB7018 4.00% 9/1/2053[8]	32	30
Fannie Mae Pool #MA5138 5.50% 9/1/2053[8]	1,310	1,296
Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	104	103
Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	2,427	2,450
Fannie Mae Pool #FS5749 6.50% 9/1/2053[8]	196,825	202,138
Capital Income Builder — Page 10 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7139 6.50% 9/1/2053[8]	USD77,081	$79,440
Fannie Mae Pool #MA5177 4.00% 10/1/2053[8]	1,533	1,403
Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	529	523
Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	894	902
Fannie Mae Pool #MA5167 6.50% 10/1/2053[8]	2,293	2,354
Fannie Mae Pool #CB7242 6.50% 10/1/2053[8]	126	130
Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	884	875
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	55,974	56,493
Fannie Mae Pool #CB7426 6.50% 11/1/2053[8]	3,976	4,099
Fannie Mae Pool #CB7907 6.50% 11/1/2053[8]	1,877	1,926
Fannie Mae Pool #CB7510 6.50% 11/1/2053[8]	1,339	1,384
Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	686	628
Fannie Mae Pool #CB7626 6.50% 12/1/2053[8]	3,124	3,231
Fannie Mae Pool #DA4644 6.50% 12/1/2053[8]	148	152
Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	19,243	19,778
Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	1,323	1,365
Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	185	183
Fannie Mae Pool #FS7503 6.00% 2/1/2054[8]	1,899	1,914
Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]	1,657	1,700
Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,874	4,819
Fannie Mae Pool #CB8148 5.50% 3/1/2054[8]	1,916	1,905
Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	706	717
Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	7	7
Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	2	2
Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	2,484	2,459
Fannie Mae Pool #FS7810 7.00% 4/1/2054[8]	49,485	51,851
Fannie Mae Pool #MA5354 6.00% 5/1/2054[8]	9,444	9,522
Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	3,762	3,819
Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	1,367	1,377
Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	418	421
Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	383	389
Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,144	1,136
Fannie Mae Pool #FS8467 5.50% 7/1/2054[8]	291	289
Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	5,212	5,295
Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	4,467	4,501
Fannie Mae Pool #CB8858 6.00% 7/1/2054[8]	3,549	3,605
Fannie Mae Pool #CB8855 6.00% 7/1/2054[8]	2,829	2,874
Fannie Mae Pool #FS8318 6.00% 7/1/2054[8]	2,619	2,657
Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	857	864
Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	328	333
Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	15,753	16,170
Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	208	215
Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	82	84
Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]	1,309	1,198
Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	27	26
Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	8,455	8,519
Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	1,331	1,350
Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,104	1,115
Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	688	695
Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	631	636
Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	535	543
Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	169	172
Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	140	142
Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	124	125
Capital Income Builder — Page 11 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	USD1,606	$1,657
Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	1,529	1,569
Fannie Mae Pool #MA5467 4.00% 9/1/2054[8]	— [4]	— [4]
Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	288	285
Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	87	86
Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	52	52
Fannie Mae Pool #MA5471 6.00% 9/1/2054[8]	8,630	8,695
Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	1,874	1,908
Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	151	153
Fannie Mae Pool #DC1873 6.00% 9/1/2054[8]	11	11
Fannie Mae Pool #MA5496 5.00% 10/1/2054[8]	3,054	2,951
Fannie Mae Pool #BU5049 6.50% 10/1/2054[8]	1,638	1,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	7,378	7,324
Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]	— [4]	— [4]
Fannie Mae Pool #DC7042 4.50% 12/1/2054[8]	136	128
Fannie Mae Pool #BU5259 6.50% 12/1/2054[8]	929	956
Fannie Mae Pool #CB9736 4.50% 1/1/2055[8]	997	939
Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	415	381
Fannie Mae Pool #BF0142 5.50% 8/1/2056[8]	32,602	33,216
Fannie Mae Pool #BF0145 3.50% 3/1/2057[8]	26,677	23,488
Fannie Mae Pool #BF0339 5.00% 1/1/2059[8]	30,243	29,642
Fannie Mae Pool #BF0342 5.50% 1/1/2059[8]	21,963	21,942
Fannie Mae Pool #BF0379 3.50% 4/1/2059[8]	63,279	55,629
Fannie Mae Pool #BM6737 4.50% 11/1/2059[8]	49,766	47,342
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	22,401	18,726
Fannie Mae Pool #BF0548 3.00% 7/1/2061[8]	16,645	13,910
Fannie Mae Pool #BF0647 3.00% 6/1/2062[8]	18,481	15,538
Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	8,332	6,961
Fannie Mae Pool #BF0765 3.50% 9/1/2063[8]	35,827	31,174
Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,788	3,296
Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	656	597
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[8]	115	116
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.745% 7/25/2036[8,9]	394	391
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[8]	16	16
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	32	34
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[8,9]	2,342	2,270
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[8]	139	132
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[8]	376	317
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[8]	50	43
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[8]	86	77
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[8]	5	5
Freddie Mac Pool #RD5008 3.50% 9/1/2029[8]	81	80
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[8]	5	5
Freddie Mac Pool #V62089 3.50% 6/1/2033[8]	194	187
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[8]	147	142
Freddie Mac Pool #G18723 3.50% 2/1/2034[8]	2,383	2,303
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[8]	345	330
Freddie Mac Pool #QN3000 1.50% 8/1/2035[8]	171	149
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[8]	233	220
Freddie Mac Pool #A76884 5.00% 5/1/2038[8]	145	144
Freddie Mac Pool #G04697 5.50% 9/1/2038[8]	656	661
Freddie Mac Pool #SC0297 5.50% 10/1/2038[8]	10	10
Freddie Mac Pool #A87873 5.00% 8/1/2039[8]	2,434	2,411
Freddie Mac Pool #G06789 6.00% 5/1/2040[8]	28	29
Capital Income Builder — Page 12 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	USD1,681	$1,406
Freddie Mac Pool #G06061 4.00% 10/1/2040[8]	405	382
Freddie Mac Pool #SC0149 2.00% 3/1/2041[8]	10,774	9,007
Freddie Mac Pool #Q00232 4.50% 4/1/2041[8]	3,782	3,675
Freddie Mac Pool #Q00850 4.50% 5/1/2041[8]	126	122
Freddie Mac Pool #RB0544 2.00% 6/1/2041[8]	5,124	4,283
Freddie Mac Pool #G06841 5.50% 6/1/2041[8]	1,282	1,292
Freddie Mac Pool #G08456 5.00% 7/1/2041[8]	91	90
Freddie Mac Pool #G60546 4.00% 12/1/2042[8]	3,391	3,200
Freddie Mac Pool #Q21442 4.50% 8/1/2043[8]	285	274
Freddie Mac Pool #760014 3.481% 8/1/2045[8,9]	471	463
Freddie Mac Pool #G60138 3.50% 8/1/2045[8]	12,215	11,150
Freddie Mac Pool #G60279 4.00% 10/1/2045[8]	3,520	3,279
Freddie Mac Pool #Q41088 4.00% 6/1/2046[8]	8,104	7,539
Freddie Mac Pool #Q41905 4.00% 7/1/2046[8]	2,957	2,751
Freddie Mac Pool #Q42626 4.00% 8/1/2046[8]	2,966	2,759
Freddie Mac Pool #T65389 3.50% 9/1/2046[8]	46	41
Freddie Mac Pool #Q44227 4.00% 9/1/2046[8]	766	712
Freddie Mac Pool #Q49716 4.50% 8/1/2047[8]	334	318
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[8]	2,314	2,078
Freddie Mac Pool #K39018 6.50% 10/1/2047[8]	48	48
Freddie Mac Pool #G08793 4.00% 12/1/2047[8]	14,096	13,094
Freddie Mac Pool #Q52596 4.50% 12/1/2047[8]	279	267
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	719	667
Freddie Mac Pool #Q55986 4.50% 5/1/2048[8]	4,895	4,685
Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	632	605
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[8]	122,604	117,367
Freddie Mac Pool #QA5741 3.00% 12/1/2049[8]	2,685	2,331
Freddie Mac Pool #QA5125 3.50% 12/1/2049[8]	1,170	1,052
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	1,118	963
Freddie Mac Pool #RA3506 3.00% 9/1/2050[8]	12,082	10,407
Freddie Mac Pool #QB6698 2.00% 12/1/2050[8]	44	35
Freddie Mac Pool #QC0474 2.00% 4/1/2051[8]	25	19
Freddie Mac Pool #RA5267 3.00% 5/1/2051[8]	7,451	6,396
Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	991	809
Freddie Mac Pool #RA5901 3.00% 9/1/2051[8]	7,126	6,119
Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]	287	234
Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	2,226	1,740
Freddie Mac Pool #RA6347 3.00% 11/1/2051[8]	8,096	6,952
Freddie Mac Pool #QD2900 2.00% 12/1/2051[8]	850	663
Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	832	651
Freddie Mac Pool #QD6009 2.00% 1/1/2052[8]	177	138
Freddie Mac Pool #SD7551 3.00% 1/1/2052[8]	61,865	53,540
Freddie Mac Pool #RA6531 3.50% 1/1/2052[8]	24	22
Freddie Mac Pool #RA6805 3.00% 2/1/2052[8]	13,216	11,348
Freddie Mac Pool #QD8010 2.00% 3/1/2052[8]	954	746
Freddie Mac Pool #SD4071 2.00% 3/1/2052[8]	637	496
Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	88	69
Freddie Mac Pool #QD8423 2.50% 3/1/2052[8]	298	244
Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	671	551
Freddie Mac Pool #QE1130 4.00% 4/1/2052[8]	181	166
Freddie Mac Pool #QD9477 4.00% 4/1/2052[8]	144	132
Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	71,307	60,756
Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	35,858	30,530
Capital Income Builder — Page 13 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7556 4.50% 6/1/2052[8]	USD69,783	$65,824
Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	17,409	14,836
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	757	653
Freddie Mac Pool #SD8251 5.50% 8/1/2052[8]	43	43
Freddie Mac Pool #SD8242 3.00% 9/1/2052[8]	9,496	8,085
Freddie Mac Pool #SD1584 4.50% 9/1/2052[8]	15,264	14,591
Freddie Mac Pool #QE9222 5.00% 9/1/2052[8]	50,838	49,284
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	2,850	2,763
Freddie Mac Pool #QE8785 5.50% 9/1/2052[8]	2,021	1,999
Freddie Mac Pool #SD1831 5.50% 10/1/2052[8]	2,006	1,995
Freddie Mac Pool #QF1113 5.50% 10/1/2052[8]	1,564	1,555
Freddie Mac Pool #QF3150 5.50% 10/1/2052[8]	1,245	1,245
Freddie Mac Pool #QF1433 5.50% 10/1/2052[8]	35	35
Freddie Mac Pool #QF4983 5.00% 11/1/2052[8]	66	64
Freddie Mac Pool #SD2948 5.50% 11/1/2052[8]	31,061	30,799
Freddie Mac Pool #QF3380 5.50% 11/1/2052[8]	3,863	3,842
Freddie Mac Pool #QF2409 5.50% 11/1/2052[8]	1,913	1,902
Freddie Mac Pool #QF2472 5.50% 11/1/2052[8]	1,193	1,185
Freddie Mac Pool #SD8280 6.50% 11/1/2052[8]	21	22
Freddie Mac Pool #SD2602 3.00% 12/1/2052[8]	2,394	2,039
Freddie Mac Pool #SD4116 4.50% 12/1/2052[8]	17,840	16,832
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	4,637	4,493
Freddie Mac Pool #QF6034 5.50% 12/1/2052[8]	98	97
Freddie Mac Pool #QF4188 5.50% 12/1/2052[8]	85	84
Freddie Mac Pool #SD8287 4.50% 1/1/2053[8]	1,139	1,074
Freddie Mac Pool #QF6796 5.50% 1/1/2053[8]	132	131
Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	3,995	3,660
Freddie Mac Pool #SD8299 5.00% 2/1/2053[8]	559	541
Freddie Mac Pool #QF7483 5.50% 2/1/2053[8]	10,604	10,499
Freddie Mac Pool #QF7073 5.50% 2/1/2053[8]	4,051	4,020
Freddie Mac Pool #QF8331 5.50% 2/1/2053[8]	3,260	3,228
Freddie Mac Pool #QF9106 5.50% 2/1/2053[8]	947	937
Freddie Mac Pool #SD2402 6.00% 2/1/2053[8]	15,217	15,485
Freddie Mac Pool #SD8301 6.00% 2/1/2053[8]	74	75
Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	788	723
Freddie Mac Pool #QF8351 5.50% 3/1/2053[8]	2,658	2,639
Freddie Mac Pool #QF8462 5.50% 3/1/2053[8]	326	323
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	4,352	4,217
Freddie Mac Pool #SD8316 5.50% 4/1/2053[8]	46,604	46,138
Freddie Mac Pool #QG1023 5.50% 4/1/2053[8]	11,084	10,984
Freddie Mac Pool #QG0657 5.50% 4/1/2053[8]	3,465	3,432
Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	3,843	3,716
Freddie Mac Pool #SD8324 5.50% 5/1/2053[8,10]	235,051	232,849
Freddie Mac Pool #SD3369 5.50% 5/1/2053[8]	1,241	1,229
Freddie Mac Pool #SD8325 6.00% 5/1/2053[8]	196,354	198,193
Freddie Mac Pool #QG3376 6.00% 5/1/2053[8]	818	830
Freddie Mac Pool #SD2979 6.50% 5/1/2053[8]	2,321	2,408
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	396	384
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	97,271	96,321
Freddie Mac Pool #SD3505 6.00% 6/1/2053[8]	35,710	36,087
Freddie Mac Pool #SD3175 6.00% 6/1/2053[8]	9,491	9,579
Freddie Mac Pool #RA9279 6.00% 6/1/2053[8]	7,211	7,309
Freddie Mac Pool #RA9283 6.00% 6/1/2053[8]	6,342	6,444
Freddie Mac Pool #RA9281 6.00% 6/1/2053[8]	4,628	4,692
Capital Income Builder — Page 14 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9284 6.00% 6/1/2053[8]	USD3,319	$3,401
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	4,917	5,083
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	4,308	4,440
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	4,083	4,239
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	4,014	4,173
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	2,870	2,984
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	2,166	2,247
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	1,510	1,555
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	1,141	1,198
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	24	23
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	210	208
Freddie Mac Pool #SD3356 6.00% 7/1/2053[8]	11,129	11,229
Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	338	344
Freddie Mac Pool #SD3512 6.00% 8/1/2053[8]	155	157
Freddie Mac Pool #RJ0147 2.50% 9/1/2053[8]	110	90
Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	1,810	1,792
Freddie Mac Pool #SD3825 6.50% 9/1/2053[8]	215,112	221,109
Freddie Mac Pool #RA9865 6.50% 9/1/2053[8]	47,338	48,953
Freddie Mac Pool #SD8367 5.50% 10/1/2053[8]	19,327	19,126
Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	332	335
Freddie Mac Pool #SD8369 6.50% 10/1/2053[8]	113,846	116,914
Freddie Mac Pool #SD4977 5.00% 11/1/2053[8]	69,814	67,547
Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	1,424	1,409
Freddie Mac Pool #QH3557 6.50% 11/1/2053[8]	3,454	3,572
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	420	434
Freddie Mac Pool #SD5500 2.00% 1/1/2054[8]	69	54
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[8]	6,792	6,865
Freddie Mac Pool #SD4795 6.00% 1/1/2054[8]	4,575	4,626
Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	513	527
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	20	21
Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	332	328
Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	16,955	17,097
Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]	2,529	2,596
Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	12,835	12,686
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,388	1,380
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,044	1,032
Freddie Mac Pool #SD5303 6.00% 4/1/2054[8]	3,517	3,564
Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	193	195
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[8]	25,824	25,682
Freddie Mac Pool #SD8432 6.00% 5/1/2054[8]	17,431	17,575
Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	251	255
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[8]	7,155	6,925
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	897	891
Freddie Mac Pool #SD8439 6.00% 6/1/2054[8]	7,447	7,509
Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	464	476
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	89	91
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	34	35
Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	572	568
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[8]	7,703	7,852
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[8]	5,592	5,657
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[8]	5,317	5,401
Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	4,154	4,188
Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	2,158	2,192
Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	1,472	1,494
Capital Income Builder — Page 15 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5873 6.00% 7/1/2054[8]	USD579	$584
Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	363	367
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	351	361
Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	140	144
Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	115	119
Freddie Mac Pool #SD6532 4.50% 8/1/2054[8]	1,138	1,071
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	1,956	1,937
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	1,357	1,349
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	1,341	1,328
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	1,127	1,119
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]	456	454
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	203	202
Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	29	29
Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	5,012	5,049
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	2,007	2,036
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	1,893	1,923
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	1,624	1,638
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	1,306	1,325
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	1,238	1,257
Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	835	848
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	539	544
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]	1,394	1,444
Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	1,149	1,179
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	28,810	28,522
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	12,042	11,970
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	10,852	10,772
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	584	577
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	41,411	42,061
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	2,889	2,934
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	1,620	1,649
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	1,500	1,521
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	1,373	1,394
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	901	909
Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	1,970	2,036
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	1,655	1,702
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	1,084	1,116
Freddie Mac Pool #SD6702 6.50% 9/1/2054[8]	839	865
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	599	616
Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	12,014	11,872
Freddie Mac Pool #RJ2625 5.50% 10/1/2054[8]	241	239
Freddie Mac Pool #SD6733 6.50% 10/1/2054[8]	439	451
Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	92	95
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	6,739	6,345
Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]	437	412
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	4,078	3,941
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[8]	4,992	4,943
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[8]	1,539	1,550
Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,610	4,556
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[8]	2,901	2,733
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[8]	257	258
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[8]	10,706	10,627
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[8]	3,468	3,402
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[8,9]	4,390	4,281
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[8]	4,360	4,230
Capital Income Builder — Page 16 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[8]	USD4,810	$4,662
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[8]	2,350	2,278
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[8,9]	8,816	8,530
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[8,9]	13,801	13,466
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[8]	10	10
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[8]	34	29
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[8]	520	409
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[8]	200	177
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[8]	364	301
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[8]	64	56
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[8]	56	48
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[8]	7,721	6,644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[8]	1,551	1,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	7,425	6,887
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	7,149	6,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[8]	8,130	6,835
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	11,881	10,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	6,730	5,979
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[8]	11,809	11,287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	9,503	9,055
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	8,323	7,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[8]	3,884	3,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[8]	1,074	1,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[8]	3,273	2,866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[8]	2,011	1,766
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	24,436	22,466
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[8]	522	504
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	30,638	28,609
Government National Mortgage Assn. 3.50% 2/1/2055[8,11]	225	202
Government National Mortgage Assn. 4.00% 2/1/2055[8,11]	10,000	9,209
Government National Mortgage Assn. 5.00% 2/1/2055[8,11]	2,450	2,381
Government National Mortgage Assn. 5.50% 2/1/2055[8,11]	1,899	1,885
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[8]	370	358
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[8]	68	70
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[8]	645	676
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[8]	820	833
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[8]	597	585
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[8]	798	805
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[8]	334	346
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[8]	818	785
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[8]	884	854
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[8]	1,216	1,175
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[8]	3,486	3,152
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[8]	331	327
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[8]	80	79
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	449	431
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[8]	761	727
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[8]	932	917
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[8]	1,635	1,568
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[8]	9,412	9,265
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[8]	5,802	5,729
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[8]	749	672
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[8]	223	200
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[8]	247,143	227,918
Capital Income Builder — Page 17 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	USD23,932	$22,055
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[8]	17,535	16,160
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[8]	11,425	10,529
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	16,432	16,004
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	11,158	10,565
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[8]	89,794	87,440
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	7,029	6,482
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[8]	1,396	1,321
Government National Mortgage Assn. Pool #MB0143 3.50% 1/20/2055[8]	275	246
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[8]	10	10
Government National Mortgage Assn. Pool #795485 4.491% 7/20/2062[8]	8	8
Government National Mortgage Assn. Pool #AG8088 4.778% 3/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8117 4.914% 4/20/2064[8]	2	2
Government National Mortgage Assn. Pool #AG8193 4.778% 9/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8207 4.778% 11/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8244 4.778% 1/20/2065[8]	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[8]	271	238
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[8]	294	239
Uniform Mortgage-Backed Security 2.50% 2/1/2040[8,11]	85,957	78,254
Uniform Mortgage-Backed Security 2.50% 2/1/2055[8,11]	638	520
Uniform Mortgage-Backed Security 3.00% 2/1/2055[8,11]	1	1
Uniform Mortgage-Backed Security 3.50% 2/1/2055[8,11]	5,981	5,293
Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]	5,841	5,342
Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]	5,055	4,758
Uniform Mortgage-Backed Security 5.50% 2/1/2055[8,11]	8,000	7,902
Uniform Mortgage-Backed Security 6.00% 2/1/2055[8,11]	3,012	3,033
Uniform Mortgage-Backed Security 6.50% 2/1/2055[8,11]	3,645	3,738
Uniform Mortgage-Backed Security 2.50% 3/1/2055[8,11]	362	295
Uniform Mortgage-Backed Security 3.50% 3/1/2055[8,11]	66,962	59,222
Uniform Mortgage-Backed Security 4.50% 3/1/2055[8,11]	16,580	15,591
Uniform Mortgage-Backed Security 5.00% 3/1/2055[8,11]	12,728	12,278
Uniform Mortgage-Backed Security 6.50% 3/1/2055[8,11]	9,903	10,134
Uniform Mortgage-Backed Security 7.00% 3/1/2055[8,11]	323,275	336,413
Uniform Mortgage-Backed Security 6.50% 4/1/2055[8,11]	782	799
		6,011,527
Commercial mortgage-backed securities 0.43%
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.998% 7/15/2041[1,8,9]	447	449
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[8,9]	5,216	5,227
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	637	650
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,718	1,789
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[8]	6,364	6,508
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[8,9]	652	680
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	504	522
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[8,9]	69	72
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	291	297
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[8,9]	999	1,018
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[8,9]	132	134
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[8,9]	224	222
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[8,9]	193	196
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.678% 6/15/2041[1,8,9]	1,996	2,007
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.227% 8/15/2041[1,8,9]	4,000	4,027
Capital Income Builder — Page 18 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.34%) 6.646% 8/15/2041[1,8,9]	USD1,000	$1,005
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.146% 8/15/2041[1,8,9]	2,000	2,010
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.204% 4/15/2037[1,8,9]	31,327	31,427
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.656% 12/15/2039[1,8,9]	3,348	3,353
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.749% 11/15/2026[1,8,9]	2,526	2,533
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.421% 6/15/2027[1,8,9]	31,020	31,280
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.748% 4/15/2029[1,8,9]	2,467	2,477
BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.798% 7/15/2029[1,8,9]	750	755
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.847% 5/15/2034[1,8,9]	436	438
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.121% 9/15/2036[1,8,9]	55,444	55,191
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.32% 10/15/2036[1,8,9]	26,562	26,573
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.067% 10/15/2036[1,8,9]	3,984	3,984
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.316% 10/15/2036[1,8,9]	1,380	1,379
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.797% 4/15/2037[1,8,9]	9,754	9,773
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.091% 6/15/2038[1,8,9]	6,112	6,108
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.521% 6/15/2038[1,8,9]	862	861
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.821% 6/15/2038[1,8,9]	3,272	3,276
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.671% 11/15/2038[1,8,9]	1,711	1,710
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.921% 11/15/2038[1,8,9]	336	336
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.271% 11/15/2038[1,8,9]	961	960
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.997% 8/15/2039[1,8,9]	5,878	5,926
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.757% 8/15/2039[1,8,9]	4,589	4,618
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[1,8,9]	3,613	3,589
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.849% 11/15/2041[1,8,9]	2,898	2,915
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[1,8]	2,761	2,820
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.197% 7/15/2041[1,8,9]	1,135	1,140
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,8,9]	1,475	1,484
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,8,9]	22,540	22,977
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,8,9]	51,770	52,581
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,8,9]	1,031	1,045
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,8,9]	680	705
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,8,9]	4,579	4,636
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,8,9]	4,599	4,661
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[1,8,9]	880	891
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.501% 7/15/2038[1,8,9]	9,199	9,217
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.121% 7/15/2038[1,8,9]	1,053	1,056
Capital Income Builder — Page 19 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.671% 7/15/2038[1,8,9]	USD1,103	$1,106
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.756% 12/15/2029[1,8,9]	2,667	2,680
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,8]	3,231	3,331
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.117% 8/15/2039[1,8,9]	4,000	4,031
FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 7.246% 8/15/2039[1,8,9]	1,000	1,009
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.997% 5/15/2041[1,8,9]	3,164	3,184
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,8,9]	3,831	3,836
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.753% 5/17/2038[1,8,9]	35,000	34,994
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.847% 5/15/2037[1,8,9]	750	752
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,8,9]	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,8,9]	23,783	24,070
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,8]	871	794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,8,9]	219	196
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.899% 11/15/2039[1,8,9]	1,151	1,155
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.849% 12/15/2039[1,8,9]	4,620	4,640
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.351% 11/25/2053[1,8,9]	309	323
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.851% 11/25/2053[1,8,9]	1,350	1,521
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2035[1,8,9]	1,532	1,565
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2035[1,8,9]	370	380
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2035[1,8,9]	427	437
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.698% 5/15/2039[1,8,9]	2,832	2,834
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.047% 5/15/2039[1,8,9]	486	486
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 6.256% 10/15/2041[1,8,9]	3,000	3,018
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.152% 11/15/2038[1,8,9]	33,146	33,117
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.75% 11/15/2038[1,8,9]	954	953
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[8]	5,186	5,364
		465,863
Collateralized mortgage-backed obligations (privately originated) 0.21%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[1,8,12]	2,186	2,186
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,8,9]	9,649	8,586
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.889% 1/25/2034[8,9]	278	218
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[1,8,12]	1,027	1,031
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[1,8,12]	1,000	1,009
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 6.125% 1/29/2070[1,8]	2,987	2,972
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,8,9]	675	660
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,8,9]	173	172
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,8,9]	373	368
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,8,9]	1,999	1,947
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[1,8,12]	1,038	1,010
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,8,9]	13,747	12,819
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[1,8,9]	2,311	2,255
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[1,8,12]	941	939
Capital Income Builder — Page 20 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.251% 6/25/2043[1,8,9]	USD10,353	$10,457
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.451% 5/25/2044[1,8,9]	207	207
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[8]	75	76
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[8]	64	67
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[8]	61	61
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,8]	6,967	7,891
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.351% 4/25/2042[1,8,9]	4,195	4,245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.501% 9/25/2042[1,8,9]	1,357	1,370
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.051% 9/25/2042[1,8,9]	5,838	6,200
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.351% 10/25/2044[1,8,9]	908	909
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.401% 10/25/2044[1,8,9]	734	735
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,8,12]	140	141
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,8]	7,691	7,570
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,8,12]	12,940	13,068
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051[1,8,9]	709	653
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051[1,8,9]	738	679
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[1,8,9]	424	425
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,8,12]	13,008	12,972
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,8,12]	1,647	1,645
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,8,12]	6,755	6,743
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,8,9]	60	59
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,8,12]	301	305
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,8,12]	348	346
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,8,12]	8,723	8,776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,8,12]	7,101	7,160
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,8,12]	534	538
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,8,12]	2,273	2,277
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[1,8]	3,419	3,133
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,8]	14,978	14,020
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,8]	2,249	2,071
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,8,9]	400	399
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,8,9]	400	391
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,8,9]	1,264	1,242
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[1,8,9]	1,300	1,287
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.025% 2/25/2057[1,8,9]	107	113
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,8,9]	348	338
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,8,9]	23	23
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,8,9]	493	482
Capital Income Builder — Page 21 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,8,9]	USD1,111	$1,094
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,8,9]	525	518
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,8,9]	150	148
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,8]	52,314	47,062
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.132% 7/25/2065[1,8,9]	367	370
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	5,402	5,402
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,8]	19,490	18,708
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,8]	944	937
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,8]	2,679	2,672
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,8,12]	226	227
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,8,12]	780	776
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[1,8,9]	229	229
		233,389
Total mortgage-backed obligations		6,710,779
U.S. Treasury bonds & notes 5.20% U.S. Treasury 5.20%
U.S. Treasury 7.625% 2/15/2025[10]	250,000	250,542
U.S. Treasury 4.25% 5/31/2025	5,000	4,998
U.S. Treasury 3.00% 7/15/2025	45,000	44,745
U.S. Treasury 4.75% 7/31/2025	2,000	2,005
U.S. Treasury 6.875% 8/15/2025	145,145	147,688
U.S. Treasury 4.50% 11/15/2025	15,350	15,376
U.S. Treasury 4.00% 12/15/2025	79,000	78,852
U.S. Treasury 3.875% 1/15/2026	5,500	5,483
U.S. Treasury 4.25% 1/31/2026	182,000	181,989
U.S. Treasury 4.00% 2/15/2026	5,000	4,987
U.S. Treasury 6.00% 2/15/2026	206,000	209,971
U.S. Treasury 4.375% 7/31/2026	875,000	877,051
U.S. Treasury 6.75% 8/15/2026	35,000	36,380
U.S. Treasury 4.625% 9/15/2026	42,602	42,875
U.S. Treasury 4.625% 10/15/2026	25,100	25,266
U.S. Treasury 4.625% 11/15/2026	3,000	3,021
U.S. Treasury 6.50% 11/15/2026	178,000	185,913
U.S. Treasury 4.25% 12/31/2026	250,000	250,195
U.S. Treasury 4.00% 1/15/2027	1,016	1,012
U.S. Treasury 2.25% 2/15/2027	75	72
U.S. Treasury 6.625% 2/15/2027	65,000	68,336
U.S. Treasury 2.625% 5/31/2027	6,500	6,274
U.S. Treasury 3.75% 8/15/2027	353,000	349,043
U.S. Treasury 6.375% 8/15/2027	54,937	57,816
U.S. Treasury 3.375% 9/15/2027	894	875
U.S. Treasury 6.125% 11/15/2027[10]	296,294	311,236
U.S. Treasury 3.875% 12/31/2027	123,463	122,296
U.S. Treasury 4.125% 7/31/2028	207,000	206,062
U.S. Treasury 2.875% 8/15/2028	148,319	141,535
U.S. Treasury 4.00% 1/31/2029	10,733	10,616
U.S. Treasury 4.50% 5/31/2029	325,100	327,424
U.S. Treasury 3.625% 8/31/2029	11,047	10,731
U.S. Treasury 4.375% 12/31/2029	220,139	220,578
U.S. Treasury 4.25% 1/31/2030	1,519	1,514
Capital Income Builder — Page 22 of 53

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.25% 5/15/2030	USD198,563	$216,217
U.S. Treasury 4.25% 6/30/2031	20,000	19,809
U.S. Treasury 3.75% 8/31/2031	8,283	7,962
U.S. Treasury 4.375% 1/31/2032	10,000	9,960
U.S. Treasury 1.875% 2/15/2032	100,000	84,566
U.S. Treasury 2.875% 5/15/2032[10]	278,476	251,270
U.S. Treasury 3.875% 8/15/2034	50,000	47,453
U.S. Treasury 4.25% 11/15/2034	24,517	23,950
U.S. Treasury 4.50% 8/15/2039	25,000	24,441
U.S. Treasury 4.75% 2/15/2041[10]	136,000	135,809
U.S. Treasury 4.00% 11/15/2042	12,950	11,688
U.S. Treasury 4.75% 11/15/2043	27,016	26,754
U.S. Treasury 4.625% 5/15/2044	27,000	26,249
U.S. Treasury 4.125% 8/15/2044	7,000	6,354
U.S. Treasury 4.625% 11/15/2044	14,345	13,928
U.S. Treasury 3.00% 5/15/2047	108,296	80,376
U.S. Treasury 3.00% 2/15/2049[10]	112,916	82,446
U.S. Treasury 1.375% 8/15/2050[10]	38,101	18,610
U.S. Treasury 2.00% 8/15/2051	37,789	21,628
U.S. Treasury 2.25% 2/15/2052[10]	207,137	125,722
U.S. Treasury 3.00% 8/15/2052[10]	136,283	97,826
U.S. Treasury 4.00% 11/15/2052	11,585	10,090
U.S. Treasury 4.75% 11/15/2053	60,200	59,532
U.S. Treasury 4.625% 5/15/2054	291	283
U.S. Treasury 4.25% 8/15/2054	24,711	22,543
U.S. Treasury 4.50% 11/15/2054	2,000	1,905
Total U.S. Treasury bonds & notes		5,630,128
Corporate bonds, notes & loans 2.84% Financials 0.57%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,436
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,9,13]	9,600	9,528
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[12]	EUR2,000	2,244
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,12]	USD450	472
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[12]	EUR1,000	1,031
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[12]	3,040	3,508
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[12]	1,060	1,168
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[12]	3,000	3,185
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[12]	USD5,000	5,019
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[12]	1,358	1,358
AmWINS Group, Inc. 6.375% 2/15/2029[1]	935	946
Aon Corp. 3.90% 2/28/2052	3,000	2,213
Arthur J. Gallagher & Co. 4.85% 12/15/2029	5,492	5,456
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,964	1,931
Athene Global Funding 4.86% 8/27/2026[1]	2,500	2,500
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	1,500	1,369
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[12]	1,214	1,166
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[12]	763	694
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	5,479	4,608
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[12]	1,200	1,010
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	2,524	2,531
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[12]	10,000	10,059
Capital Income Builder — Page 23 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[12]	USD5,000	$4,446
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[12]	1,779	1,776
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	9,320	9,296
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,12]	792	820
BlackRock Funding, Inc. 5.00% 3/14/2034	1,000	992
BlackRock Funding, Inc. 5.25% 3/14/2054	1,801	1,707
Blackstone, Inc. 5.00% 12/6/2034	12,000	11,625
Block, Inc. 6.50% 5/15/2032[1]	6,835	6,995
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	14,000	14,666
Boost Newco Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.829% 1/31/2031[9,13]	2,993	3,011
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,12]	2,000	2,017
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,12]	3,500	3,654
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[1,12]	5,000	5,079
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,12]	3,750	3,742
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,12]	6,000	6,119
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,12]	2,325	2,393
CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[12]	EUR2,000	2,208
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,12]	USD1,350	1,372
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,12]	925	942
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[12]	3,000	2,988
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[12]	1,272	1,249
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[12]	1,000	1,006
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[12]	793	802
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[12]	1,741	1,770
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[12]	1,750	1,827
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	4,069	4,161
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[12]	538	555
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	2,982
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,069
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,723
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	1,217	1,187
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	8,537	7,381
Citigroup, Inc., 6.75% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.572% on 2/15/2030)[12]	4,000	4,038
Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029)[12]	3,000	3,086
Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034)[12]	2,000	2,089
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[12]	2,120	2,157
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	495	500
Coinbase Global, Inc. 3.375% 10/1/2028[1]	8,700	7,876
Coinbase Global, Inc. 3.625% 10/1/2031[1]	6,525	5,649
Corebridge Global Funding 5.35% 6/24/2026[1]	2,500	2,524
Corebridge Global Funding 5.20% 6/24/2029[1]	3,000	3,023
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[1,12]	3,000	3,026
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	1,700	1,771
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	2,968	3,127
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[12]	6,850	6,735
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[12]	2,000	2,084
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[12]	4,650	4,467
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[12]	EUR3,200	3,602
Capital Income Builder — Page 24 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[12]	EUR955	$1,012
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[12]	8,692	9,590
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[12]	USD175	173
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[12]	5,871	5,869
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[12]	10,000	9,961
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[12]	2,000	2,100
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[12]	2,500	2,555
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	6,439	6,329
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	12,500	10,855
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[12]	2,000	1,969
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[12]	61	43
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[12]	666	501
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029)[12]	3,000	3,149
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034)[12]	2,000	1,959
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[12]	6,000	5,898
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[12]	776	703
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	4,128	3,518
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[12]	15,000	15,034
Intercontinental Exchange, Inc. 5.25% 6/15/2031	274	278
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	1,849	1,860
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[12]	4,850	4,930
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	768	760
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	2,128	2,111
JPMorgan Chase & Co. 4.915% 1/24/2029 (USD-SOFR + 0.80% on 1/24/2028)[12]	5,000	5,006
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	5,000	5,107
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[12]	4,000	3,997
JPMorgan Chase & Co. 5.502% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[12]	4,000	4,017
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	10,763	9,363
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[12]	4,350	4,463
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[12]	2,116	2,099
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[12]	4,175	4,201
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]	10,000	9,826
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,12]	800	818
Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,294
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[12]	29	30
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,000	1,948
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,904
Mastercard, Inc. 4.875% 5/9/2034	700	691
Mastercard, Inc. 4.55% 1/15/2035	1,009	965
Metropolitan Life Global Funding I 5.05% 6/11/2027[1]	3,000	3,033
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[12]	2,000	2,034
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[12]	1,100	1,103
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	113	113
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[12]	3,350	3,366
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[12]	1,340	1,341
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[12]	1,650	1,688
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[12]	1,975	1,952
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[12]	11,794	11,901
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[12]	2,000	2,020
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[12]	3,673	3,700
Capital Income Builder — Page 25 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	USD11,183	$10,834
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028)[12]	3,700	3,715
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[12]	500	491
Nasdaq, Inc. 5.55% 2/15/2034	1,000	1,012
National Australia Bank, Ltd. 5.181% 6/11/2034[1]	961	967
Navient Corp. 6.75% 6/15/2026	2,000	2,036
Navient Corp. 5.00% 3/15/2027	6,000	5,900
Navient Corp. 4.875% 3/15/2028	8,410	8,060
Navient Corp. 9.375% 7/25/2030	395	430
Navient Corp. 5.625% 8/1/2033	6,860	6,061
Northwestern Mutual Global Funding 4.11% 9/12/2027[1]	3,000	2,967
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,172
OneMain Finance Corp. 4.00% 9/15/2030	5,605	5,026
OneMain Finance Corp. 7.50% 5/15/2031	2,335	2,430
OneMain Finance Corp. 7.125% 11/15/2031	3,905	4,019
Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,409
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[12]	EUR1,000	1,093
Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[12]	2,000	2,108
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[12]	2,000	2,263
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[12]	1,090	1,262
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[12]	970	1,064
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[12]	USD950	970
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[12]	394	397
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[12]	3,000	3,120
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[12]	7,800	8,550
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[12]	46	47
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[12]	5,355	5,324
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[12]	5,020	5,047
Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[12]	3,000	2,977
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[12]	4,000	4,015
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[12]	1,066	1,048
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[12]	5,000	5,022
Ryan Specialty, LLC 5.875% 8/1/2032[1]	2,990	2,965
Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[12]	EUR4,700	4,662
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027)[1,12]	USD1,000	955
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,12]	397	400
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[12]	912	924
Synchrony Financial 7.25% 2/2/2033	1,500	1,570
Toronto-Dominion Bank (The) 4.861% 1/31/2028	3,000	3,002
Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,004
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[12]	2,000	1,996
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[12]	3,862	3,833
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[12]	1,000	974
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[12]	840	857
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[12]	1,358	1,372
U.S. Bancorp 3.15% 4/27/2027	4,000	3,880
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[12]	2,000	2,057
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[12]	6,150	5,904
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[12]	375	383
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[12]	1,600	1,616
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,12]	1,000	991
Capital Income Builder — Page 26 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,12]	USD3,500	$3,641
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,12]	750	759
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,12]	500	509
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,12]	5,104	4,874
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,12]	4,000	4,215
Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027)[12]	3,000	3,002
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	6,543	6,652
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[12]	1,875	1,885
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[12]	10,000	8,827
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	2,100	2,240
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[12]	9,627	9,422
		620,090
Energy 0.36%
3R Lux SARL 9.75% 2/5/2031[1]	785	821
AI Candelaria (Spain), S.L.U. 7.50% 12/15/2028[1]	305	302
AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	1,495	1,252
Antero Resources Corp. 7.625% 2/1/2029[1]	1,000	1,026
APA Corp. 4.25% 1/15/2030[1]	16,930	15,938
APA Corp. 5.25% 2/1/2042[1]	182	154
APA Corp. 5.35% 7/1/2049[1]	1,615	1,342
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	6,000	6,055
Baytex Energy Corp. 8.50% 4/30/2030[1]	275	283
Baytex Energy Corp. 7.375% 3/15/2032[1]	2,080	2,051
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,447	2,449
Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,092	3,089
Cenovus Energy, Inc. 5.25% 6/15/2037	395	371
Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,610
Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	970
Civitas Resources, Inc. 5.00% 10/15/2026[1]	3,070	3,056
Civitas Resources, Inc. 8.375% 7/1/2028[1]	1,675	1,754
Civitas Resources, Inc. 8.625% 11/1/2030[1]	490	520
Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,210	1,278
CNX Resources Corp. 6.00% 1/15/2029[1]	2,000	1,984
CNX Resources Corp. 7.25% 3/1/2032[1]	585	597
ConocoPhillips Co. 5.55% 3/15/2054	1,500	1,432
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	3,538	3,709
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	4,270	4,303
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,395	1,393
Devon Energy Corp. 5.75% 9/15/2054	1,730	1,564
Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,020
Diamondback Energy, Inc. 5.15% 1/30/2030	1,045	1,049
Diamondback Energy, Inc. 5.40% 4/18/2034	2,992	2,950
Diamondback Energy, Inc. 5.75% 4/18/2054	1,698	1,596
Diamondback Energy, Inc. 5.90% 4/18/2064	1,123	1,055
DT Midstream, Inc. 4.375% 6/15/2031[1]	4,000	3,702
Ecopetrol SA 7.75% 2/1/2032	1,500	1,475
Ecopetrol SA 8.875% 1/13/2033	1,440	1,485
Ecopetrol SA 8.375% 1/19/2036	1,220	1,183
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,200
Capital Income Builder — Page 27 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	USD5,000	$4,606
Eni SpA 5.50% 5/15/2034[1]	1,455	1,443
Eni SpA 5.95% 5/15/2054[1]	2,227	2,153
Enterprise Products Operating, LLC 4.95% 2/15/2035	935	908
EOG Resources, Inc. 5.65% 12/1/2054	6,559	6,375
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,052
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,116	2,042
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	1,005	1,022
EQT Corp. 7.00% 2/1/2030[12]	15,000	16,024
Equinor ASA 3.625% 9/10/2028	13,165	12,741
Equinor ASA 3.25% 11/18/2049	7,583	5,186
Expand Energy Corp. 5.375% 2/1/2029	3,705	3,663
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	17,862
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,405
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	500	498
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	445	453
Harbour Energy PLC 5.50% 10/15/2026[1]	4,000	3,995
Hess Midstream Operations, LP 5.625% 2/15/2026[1]	1,000	1,001
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	4,000	3,952
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	994
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	665	649
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	3,260	3,163
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	428
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,871
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,045	1,091
Hilcorp Energy I, LP 6.875% 5/15/2034[1]	2,000	1,931
Kinder Morgan, Inc. 5.00% 2/1/2029	1,000	998
Kinetik Holdings, LP 6.625% 12/15/2028[1]	2,655	2,717
Kinetik Holdings, LP 5.875% 6/15/2030[1]	2,000	1,986
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	375	369
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,360
Matador Resources Co. 6.875% 4/15/2028[1]	950	968
Matador Resources Co. 6.50% 4/15/2032[1]	2,090	2,097
Matador Resources Co. 6.25% 4/15/2033[1]	2,125	2,099
MEG Energy Corp. 5.875% 2/1/2029[1]	4,000	3,941
Modec Finance BV 7.84% 7/15/2026[3,14]	2,000	2,011
Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,024
Murphy Oil Corp. 6.00% 10/1/2032	810	783
Murphy Oil USA, Inc. 4.75% 9/15/2029	2,000	1,916
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	2,000	1,782
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,000	1,010
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,120	1,164
Nabors Industries, Inc. 8.875% 8/15/2031[1]	1,530	1,450
NFE Financing, LLC 12.00% 11/15/2029[1]	28,897	30,180
Noble Finance II, LLC 8.00% 4/15/2030[1]	4,200	4,277
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,132
Occidental Petroleum Corp. 4.625% 6/15/2045	1,000	763
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,512
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,200
Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	1,016
ONEOK, Inc. 5.65% 11/1/2028	500	511
ONEOK, Inc. 6.05% 9/1/2033	330	339
ONEOK, Inc. 6.625% 9/1/2053	605	632
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	5,000	4,966
Capital Income Builder — Page 28 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	USD544	$599
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	6,665	6,846
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	5,000	5,015
Petroleos Mexicanos 6.875% 10/16/2025	17,500	17,466
Petroleos Mexicanos 4.50% 1/23/2026	3,532	3,435
Petroleos Mexicanos 6.875% 8/4/2026	6,000	5,902
Petroleos Mexicanos 6.50% 3/13/2027	6,000	5,792
Petroleos Mexicanos 8.75% 6/2/2029	14,784	14,656
Petroleos Mexicanos 6.84% 1/23/2030	1,853	1,679
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,468
Petroleos Mexicanos 10.00% 2/7/2033	2,750	2,830
Range Resources Corp. 4.75% 2/15/2030[1]	445	423
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	958	958
Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	3,000	2,972
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	9,345	8,761
Saudi Arabian Oil Co. 5.875% 7/17/2064[1]	5,125	4,779
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[1]	517	515
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[1]	513	505
Sunoco, LP 6.00% 4/15/2027	1,000	999
Sunoco, LP 7.00% 9/15/2028[1]	2,000	2,061
Sunoco, LP 7.00% 5/1/2029[1]	1,215	1,257
Sunoco, LP 4.50% 5/15/2029	1,700	1,623
Sunoco, LP 7.25% 5/1/2032[1]	1,080	1,128
Talos Production, Inc. 9.00% 2/1/2029[1]	235	245
Talos Production, Inc. 9.375% 2/1/2031[1]	145	151
TotalEnergies Capital SA 5.15% 4/5/2034	500	497
TotalEnergies Capital SA 4.724% 9/10/2034	1,364	1,314
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.995% 5/16/2067[9]	1,000	948
USA Compression Partners, LP 7.125% 3/15/2029[1]	1,020	1,045
Vallourec SA 7.50% 4/15/2032[1]	1,085	1,132
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	3,000	2,777
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,161	3,221
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	3,485	3,153
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	5,000	4,305
Weatherford International, Ltd. 8.625% 4/30/2030[1]	12,000	12,453
Western Midstream Operating, LP 3.10% 2/1/2025	2,016	2,016
Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,515
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	665	658
		393,828
Health care 0.35%
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,159
AbbVie, Inc. 5.05% 3/15/2034	13,395	13,295
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,401
AbbVie, Inc. 5.40% 3/15/2054	5,600	5,406
AbbVie, Inc. 5.50% 3/15/2064	250	240
Amgen, Inc. 4.05% 8/18/2029	750	725
Amgen, Inc. 5.25% 3/2/2030	2,950	2,989
Amgen, Inc. 4.20% 3/1/2033	8,000	7,435
Amgen, Inc. 5.25% 3/2/2033	9,906	9,875
Amgen, Inc. 5.60% 3/2/2043	8,000	7,848
Amgen, Inc. 4.40% 5/1/2045	2,000	1,667
Amgen, Inc. 4.875% 3/1/2053	4,893	4,239
Amgen, Inc. 5.65% 3/2/2053	6,494	6,280
Capital Income Builder — Page 29 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.75% 3/2/2063	USD5,429	$5,242
Astrazeneca Finance, LLC 4.875% 3/3/2028	3,000	3,026
Astrazeneca Finance, LLC 4.90% 2/26/2031	275	275
Astrazeneca Finance, LLC 5.00% 2/26/2034	3,325	3,293
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	20,000	19,640
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.662% 2/1/2027[9,13]	3,944	3,839
Baxter International, Inc. 2.539% 2/1/2032	2,681	2,257
Baxter International, Inc. 3.132% 12/1/2051	2,500	1,568
Bayer US Finance, LLC 6.50% 11/21/2033[1]	1,726	1,778
Bayer US Finance, LLC 6.875% 11/21/2053[1]	1,241	1,265
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,750	1,768
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,550	12,556
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	321
Bristol-Myers Squibb Co. 5.55% 2/22/2054	9,625	9,350
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,275	3,163
Centene Corp. 3.375% 2/15/2030	5,344	4,792
Centene Corp. 3.00% 10/15/2030	2,590	2,244
Centene Corp. 2.625% 8/1/2031	3,950	3,271
Cigna Group (The) 5.25% 2/15/2034	4,000	3,935
Cigna Group (The) 4.80% 8/15/2038	1,000	909
CVS Health Corp. 5.40% 6/1/2029	2,000	2,014
CVS Health Corp. 5.25% 1/30/2031	2,000	1,979
CVS Health Corp. 5.55% 6/1/2031	3,217	3,231
CVS Health Corp. 5.25% 2/21/2033	2,000	1,943
CVS Health Corp. 5.70% 6/1/2034	10,057	10,031
CVS Health Corp. 6.00% 6/1/2044	14,000	13,444
CVS Health Corp. 5.625% 2/21/2053	7,350	6,601
CVS Health Corp. 5.875% 6/1/2053	533	497
CVS Health Corp. 6.05% 6/1/2054	10,377	9,890
CVS Health Corp. 6.00% 6/1/2063	410	382
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034)[12]	5,000	4,956
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030)[12]	5,000	5,063
DaVita, Inc. 4.625% 6/1/2030[1]	4,000	3,724
DaVita, Inc. 3.75% 2/15/2031[1]	1,000	881
DaVita, Inc. 6.875% 9/1/2032[1]	2,000	2,030
Elevance Health, Inc. 4.95% 11/1/2031	2,594	2,562
Elevance Health, Inc. 5.20% 2/15/2035	4,689	4,595
Elevance Health, Inc. 5.70% 2/15/2055	1,130	1,089
Gilead Sciences, Inc. 5.25% 10/15/2033	350	352
Gilead Sciences, Inc. 5.10% 6/15/2035	2,512	2,476
Gilead Sciences, Inc. 2.80% 10/1/2050	935	575
Gilead Sciences, Inc. 5.55% 10/15/2053	1,253	1,233
HCA, Inc. 4.125% 6/15/2029	8,450	8,106
Humana, Inc. 5.375% 4/15/2031	850	849
Humana, Inc. 5.95% 3/15/2034	3,250	3,298
Humana, Inc. 5.75% 4/15/2054	3,333	3,111
IQVIA, Inc. 6.50% 5/15/2030[1]	3,000	3,064
Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,874
Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,241
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	5,960
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.562% 10/23/2028[9,13]	2,992	3,011
Capital Income Builder — Page 30 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	USD6,000	$5,773
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	7,000	6,163
Molina Healthcare, Inc. 6.25% 1/15/2033[1]	8,830	8,775
Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,000	1,928
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.162% 3/29/2029[9,13]	4,969	5,035
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,290	1,266
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,500	1,490
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	6,758	6,572
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,620
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,740	4,441
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,668
Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,218	1,263
Roche Holdings, Inc. 4.592% 9/9/2034[1]	3,385	3,255
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	570
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	810	826
Stryker Corp. 4.85% 2/10/2030	2,000	1,997
Tenet Healthcare Corp. 6.75% 5/15/2031	3,000	3,073
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,478
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	15,305	15,761
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,652
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,100
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,862
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	12,234
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,700	7,613
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,399
Viatris, Inc. 4.00% 6/22/2050	1,101	747
		376,674
Communication services 0.32%
América Móvil, SAB de CV 8.46% 12/18/2036	MXN147,200	6,056
América Móvil, SAB de CV 4.70% 7/21/2032	USD2,500	2,403
AT&T, Inc. 2.55% 12/1/2033	5,181	4,184
AT&T, Inc. 3.50% 9/15/2053	1,227	829
Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[1]	1,000	1,065
CCO Holdings, LLC 5.125% 5/1/2027[1]	8,000	7,857
CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,845
CCO Holdings, LLC 4.75% 3/1/2030[1]	1,475	1,367
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,596
CCO Holdings, LLC 4.50% 6/1/2033[1]	18,325	15,565
CCO Holdings, LLC 4.25% 1/15/2034[1]	21,575	17,643
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,880
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,508
Charter Communications Operating, LLC 3.90% 6/1/2052	5,000	3,216
Comcast Corp. 2.65% 2/1/2030	18,000	16,211
Comcast Corp. 5.30% 6/1/2034	5,911	5,893
Comcast Corp. 5.65% 6/1/2054	720	692
Connect Finco SARL 9.00% 9/15/2029[1]	7,000	6,283
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	4,000	3,964
Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,997
Discovery Communications, LLC 3.95% 3/20/2028	2,000	1,908
DISH Network Corp. 11.75% 11/15/2027[1]	26,025	27,500
Embarq, LLC 7.995% 6/1/2036	725	407
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	1,425	1,436
Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,842
Capital Income Builder — Page 31 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	USD18,000	$18,051
Gray Media, Inc. 7.00% 5/15/2027[1]	15,000	14,705
Gray Media, Inc. 10.50% 7/15/2029[1]	6,370	6,674
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.587% 6/4/2029[9,13]	1,622	1,541
Meta Platforms, Inc. 4.75% 8/15/2034	5,339	5,214
Meta Platforms, Inc. 4.45% 8/15/2052	5,500	4,636
Meta Platforms, Inc. 5.40% 8/15/2054	3,090	3,000
Meta Platforms, Inc. 5.55% 8/15/2064	3,000	2,916
Netflix, Inc. 4.90% 8/15/2034	500	493
Paramount Global 6.875% 4/30/2036	2,000	2,055
Paramount Global 4.375% 3/15/2043	3,000	2,233
Paramount Global 4.95% 5/19/2050	5,000	3,847
SBA Tower Trust 1.631% 11/15/2026[1]	22,469	21,158
Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,825	1,766
Sirius XM Radio, LLC 5.00% 8/1/2027[1]	3,175	3,120
Sirius XM Radio, LLC 4.00% 7/15/2028[1]	10,775	10,085
Sirius XM Radio, LLC 5.50% 7/1/2029[1]	325	317
Sirius XM Radio, LLC 4.125% 7/1/2030[1]	460	411
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	2,850	2,457
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,534
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,796
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,486
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,233
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,111
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,002
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,315
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	4,795
Univision Communications, Inc. 7.375% 6/30/2030[1]	2,515	2,485
Verizon Communications, Inc. 2.55% 3/21/2031	10,265	8,903
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,309
Verizon Communications, Inc. 2.875% 11/20/2050	1,163	714
Verizon Communications, Inc. 5.50% 2/23/2054	471	452
Verizon Communications, Inc. 2.987% 10/30/2056	2,326	1,383
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	4,000	3,875
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	3,000	2,817
WMG Acquisition Corp. 3.75% 12/1/2029[1]	2,000	1,847
		342,883
Utilities 0.26%
Aegea Finance SARL 9.00% 1/20/2031[1]	1,295	1,348
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	1,038	909
Alabama Power Co. 5.85% 11/15/2033	825	857
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,820	2,089
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	750	671
AmeriGas Partners, LP 5.50% 5/20/2025	455	455
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,654
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,356
Consumers Energy Co. 4.625% 5/15/2033	1,900	1,836
DTE Electric Co. 3.65% 3/1/2052	1,500	1,094
DTE Energy Co. 4.95% 7/1/2027	1,075	1,080
Edison International 4.70% 8/15/2025	2,000	1,993
Edison International 4.125% 3/15/2028	2,832	2,632
Edison International 5.25% 11/15/2028	4,004	3,790
Capital Income Builder — Page 32 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 5.45% 6/15/2029	USD741	$701
Edison International 6.95% 11/15/2029	1,525	1,523
Edison International 5.25% 3/15/2032	2,530	2,299
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[12]	3,000	2,699
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[12]	1,200	1,123
Electricité de France SA 9.125% 12/31/2079 junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,12]	2,750	3,130
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12,15]	15,349	15,548
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,550
Enfragen Energia Sur SA 5.375% 12/30/2030	800	694
Entergy Louisiana, LLC 5.15% 9/15/2034	32	31
Eversource Energy 5.50% 1/1/2034	3,025	3,009
Exelon Corp. 4.45% 4/15/2046	8,115	6,748
FirstEnergy Corp. 2.05% 3/1/2025	502	501
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,523
FirstEnergy Corp. 2.65% 3/1/2030	1,393	1,239
FirstEnergy Corp. 2.25% 9/1/2030	4,597	3,956
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,341
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,195
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,103
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,294
Georgia Power Co. 4.95% 5/17/2033	2,075	2,031
Jersey Central Power & Light Co. 5.10% 1/15/2035[1]	575	561
Light Energia SA 4.375% 6/18/2026	471	448
Light Servicos De Eletricidade S A 4.21% 12/19/2032	209	106
Light Servicos De Eletricidade S A 2.26% PIK 12/19/2037[3,16]	87	26
MidAmerican Energy Co. 5.35% 1/15/2034	450	456
MidAmerican Energy Co. 5.85% 9/15/2054	3,900	3,944
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,340
Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	12,708
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,250	1,201
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,929	2,928
Pacific Gas and Electric Co. 3.00% 6/15/2028	676	626
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,466
Pacific Gas and Electric Co. 5.55% 5/15/2029	27	27
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,058
Pacific Gas and Electric Co. 2.50% 2/1/2031	19,190	16,146
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,164
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,225	4,194
Pacific Gas and Electric Co. 4.95% 7/1/2050	21,753	17,925
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,325	10,694
Pacific Gas and Electric Co. 5.90% 10/1/2054	4,900	4,564
PacifiCorp 5.45% 2/15/2034	3,400	3,367
PacifiCorp 3.30% 3/15/2051	800	516
PacifiCorp 2.90% 6/15/2052	5,060	2,993
PacifiCorp 5.35% 12/1/2053	575	520
PacifiCorp 5.50% 5/15/2054	6,059	5,589
PacifiCorp 5.80% 1/15/2055	10,650	10,210
PG&E Corp. 5.00% 7/1/2028	6,595	6,360
PG&E Corp. 5.25% 7/1/2030	8,890	8,366
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[12]	9,535	9,288
Capital Income Builder — Page 33 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 5.35% 5/15/2034	USD1,877	$1,876
Public Service Company of Colorado 5.75% 5/15/2054	1,700	1,675
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,763
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,252
Southern California Edison Co. 4.20% 3/1/2029	450	430
Southern California Edison Co. 5.15% 6/1/2029	95	94
Southern California Edison Co. 2.85% 8/1/2029	455	409
Southern California Edison Co. 5.20% 6/1/2034	4,375	4,179
Southern California Edison Co. 5.45% 3/1/2035	3,331	3,230
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,483
Southern California Edison Co. 4.00% 4/1/2047	6,667	4,885
Southern California Edison Co. 4.125% 3/1/2048	6,667	4,955
Southern California Edison Co. 3.65% 2/1/2050	375	257
Southern California Edison Co. 2.95% 2/1/2051	2,870	1,711
Southern California Edison Co. 5.90% 3/1/2055	11,650	11,032
Union Electric Co. 5.125% 3/15/2055	350	320
Wisconsin Electric Power Co. 4.60% 10/1/2034	800	764
Wisconsin Electric Power Co. 5.05% 10/1/2054	750	679
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,362
Xcel Energy, Inc. 5.45% 8/15/2033	3,100	3,069
Xcel Energy, Inc. 3.50% 12/1/2049	350	241
		281,459
Consumer discretionary 0.25%
1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]	2,000	1,910
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	505
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,640
Advance Auto Parts, Inc. 3.90% 4/15/2030	6,146	5,538
Advance Auto Parts, Inc. 3.50% 3/15/2032	4,342	3,651
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,200	1,252
American Honda Finance Corp. 5.05% 7/10/2031	500	499
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,036
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	2,000	2,026
Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,685
Carnival Corp. 6.00% 5/1/2029[1]	10,990	11,018
Carnival Corp. 7.00% 8/15/2029[1]	8,965	9,404
Carnival Corp. 10.50% 6/1/2030[1]	545	583
Carnival Corp. 6.125% 2/15/2033[1]	3,965	3,977
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	2,266	2,239
Ford Motor Co. 4.75% 1/15/2043	11,575	9,165
Ford Motor Co. 5.291% 12/8/2046	12,290	10,493
Ford Motor Credit Co., LLC 2.30% 2/10/2025	21,580	21,568
Ford Motor Credit Co., LLC 5.125% 6/16/2025	17,381	17,383
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,747
Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,010	1,984
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	204
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,248
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,652
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,045
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,230	4,200
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	929
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	207
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,849
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,104
Capital Income Builder — Page 34 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.20% 6/10/2030	USD6,450	$6,805
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,686	1,678
Ford Motor Credit Co., LLC 7.122% 11/7/2033	278	291
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	748	744
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	764
General Motors Financial Co., Inc. 4.90% 10/6/2029	603	593
General Motors Financial Co., Inc. 5.35% 1/7/2030	3,166	3,164
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,016	3,885
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,000	3,979
Genting New York, LLC 7.25% 10/1/2029[1]	430	442
Grand Canyon University 4.375% 10/1/2026	2,250	2,228
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	475	493
Hanesbrands, Inc. 4.875% 5/15/2026[1]	4,000	3,972
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.062% 3/8/2030[9,13]	473	479
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	2,670	2,689
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,000	912
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,452
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,418
Hyundai Capital America 5.45% 6/24/2026[1]	830	837
Hyundai Capital America 5.275% 6/24/2027[1]	3,073	3,104
Hyundai Capital America 4.30% 9/24/2027[1]	3,000	2,955
Hyundai Capital America 6.10% 9/21/2028[1]	750	775
Hyundai Capital America 5.30% 1/8/2030[1]	500	502
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,857
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,962
McDonald’s Corp. 2.125% 3/1/2030	4,136	3,632
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,769
McDonald’s Corp. 5.15% 9/9/2052	1,000	921
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	14,000	13,961
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	997
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	6,000	5,963
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,218
Newell Brands, Inc. 6.625% 5/15/2032	1,365	1,382
Newell Brands, Inc. 6.875% 4/1/2036	1,025	1,050
QVC, Inc. 4.45% 2/15/2025	2,000	1,995
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,788
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	7,555	7,504
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	3,325	3,353
Sands China, Ltd. 5.125% 8/8/2025	8,000	8,001
Sands China, Ltd. 5.40% 8/8/2028	500	498
Sands China, Ltd. 2.85% 3/8/2029	10,000	8,974
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,215	1,146
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,250	2,077
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	2,000	1,923
Wynn Macau, Ltd. 5.50% 1/15/2026[1]	3,000	2,993
Wynn Macau, Ltd. 5.125% 12/15/2029[1]	1,000	932
YUM! Brands, Inc. 4.75% 1/15/2030[1]	3,000	2,882
YUM! Brands, Inc. 3.625% 3/15/2031	3,000	2,687
		275,367
Capital Income Builder — Page 35 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.24%	Principal amount (000)	Value (000)
ADT Security Corp. 4.125% 8/1/2029[1]	USD1,000	$941
Ambipar Lux SARL 9.875% 2/6/2031[1]	649	653
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.562% 9/29/2031[9,13]	5,285	5,276
Amentum Holdings, Inc. 7.25% 8/1/2032[1]	800	812
Automatic Data Processing, Inc. 4.45% 9/9/2034	1,948	1,862
Avis Budget Car Rental, LLC, Term Loan B, (3-month USD CME Term SOFR + 1.75%) 6.176% 8/6/2027[9,13]	8,976	8,928
BAE Systems PLC 5.00% 3/26/2027[1]	3,000	3,015
BAE Systems PLC 5.125% 3/26/2029[1]	678	682
BAE Systems PLC 5.25% 3/26/2031[1]	346	348
BAE Systems PLC 5.30% 3/26/2034[1]	925	921
BAE Systems PLC 5.50% 3/26/2054[1]	575	557
Boeing Co. (The) 3.25% 2/1/2028	500	475
Boeing Co. (The) 6.298% 5/1/2029	228	237
Boeing Co. (The) 5.15% 5/1/2030	4,221	4,196
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,275
Boeing Co. (The) 6.388% 5/1/2031	1,894	1,994
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,246
Boeing Co. (The) 6.528% 5/1/2034	44,591	47,126
Boeing Co. (The) 5.705% 5/1/2040	13,000	12,477
Boeing Co. (The) 5.805% 5/1/2050	11,254	10,602
Boeing Co. (The) 6.858% 5/1/2054	1,581	1,698
Boeing Co. (The) 5.93% 5/1/2060	4,000	3,736
Boeing Co. (The) 7.008% 5/1/2064	4,000	4,329
Canadian Pacific Railway Co. 3.10% 12/2/2051	11,682	7,623
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,012
Carrier Global Corp. 3.377% 4/5/2040	1,000	776
Carrier Global Corp. 3.577% 4/5/2050	759	547
CSX Corp. 2.40% 2/15/2030	6,636	5,916
Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	3,000	2,872
GFL Environmental, Inc. 5.125% 12/15/2026[1]	1,500	1,495
Herc Holdings, Inc. 6.625% 6/15/2029[1]	1,755	1,795
Hertz Corp. (The) 12.625% 7/15/2029[1]	865	933
Honeywell International, Inc. 5.25% 3/1/2054	300	282
Icahn Enterprises, LP 6.25% 5/15/2026	3,600	3,597
Icahn Enterprises, LP 5.25% 5/15/2027	6,810	6,607
Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,055
Icahn Enterprises, LP 10.00% 11/15/2029[1]	405	414
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	1,140	1,153
LATAM Airlines Group SA 7.875% 4/15/2030[1]	156	157
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,000	1,009
Moog, Inc. 4.25% 12/9/2027[1]	4,625	4,448
Movida Europe SA 7.85% 4/11/2029[1]	2,500	2,149
Norfolk Southern Corp. 4.45% 3/1/2033	447	428
Norfolk Southern Corp. 5.35% 8/1/2054	5,721	5,430
Otis Worldwide Corp. 2.056% 4/5/2025	15,629	15,570
Otis Worldwide Corp. 5.125% 11/19/2031	5,000	5,011
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	1,000	1,003
Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,580
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,588
RTX Corp. 3.125% 5/4/2027	12,375	11,969
RTX Corp. 6.10% 3/15/2034	1,214	1,279
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,829
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.043% 10/20/2027[9,13]	675	688
Capital Income Builder — Page 36 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	USD15,000	$16,146
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[9,13]	12,834	13,008
United Rentals (North America), Inc. 5.50% 5/15/2027	1,000	1,000
United Rentals (North America), Inc. 4.875% 1/15/2028	3,000	2,961
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	2,000	2,006
Waste Management, Inc. 4.95% 3/15/2035	1,308	1,280
		257,002
Information technology 0.14%
Accenture Capital, Inc. 4.05% 10/4/2029	600	585
Accenture Capital, Inc. 4.25% 10/4/2031	813	785
Accenture Capital, Inc. 4.50% 10/4/2034	1,449	1,380
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,675	1,680
Amphenol Corp. 5.00% 1/15/2035	2,795	2,735
Amphenol Corp. 5.375% 11/15/2054	1,335	1,269
Broadcom, Inc. 5.05% 7/12/2027	2,000	2,018
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,584
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,518
Broadcom, Inc. 4.55% 2/15/2032	492	474
Broadcom, Inc. 3.469% 4/15/2034[1]	1,500	1,297
Broadcom, Inc. 4.80% 10/15/2034	495	474
Cisco Systems, Inc. 5.05% 2/26/2034	750	748
CrowdStrike Holdings, Inc. 3.00% 2/15/2029	5,000	4,596
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	12,200	12,660
ION Trading Technologies SARL 9.50% 5/30/2029[1]	790	826
Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,253
Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	904
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,721
Microchip Technology, Inc. 5.05% 2/15/2030	1,437	1,429
NCR Atleos Corp. 9.50% 4/1/2029[1]	1,000	1,090
Oracle Corp. 4.80% 8/3/2028	3,600	3,604
Oracle Corp. 5.25% 2/3/2032	1,494	1,492
Oracle Corp. 5.50% 8/3/2035	4,009	4,008
Oracle Corp. 3.95% 3/25/2051	3,029	2,233
Oracle Corp. 6.00% 8/3/2055	3,000	2,997
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,337
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031[1]	925	945
Unisys Corp. 6.875% 11/1/2027[1]	1,000	990
Viasat, Inc. 5.625% 9/15/2025[1]	34,750	34,613
Viasat, Inc. 5.625% 4/15/2027[1]	16,000	15,552
		150,802
Materials 0.13%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,882
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[1]	530	528
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]	1,470	1,331
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	656
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,305
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	775
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,681
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	560
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	740	753
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	407
Capital Income Builder — Page 37 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem Netherlands Finance BV 7.25% 2/13/2033	USD2,750	$2,579
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,270	1,191
Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	575	555
Celanese US Holdings, LLC 6.60% 11/15/2028	2,314	2,382
Celanese US Holdings, LLC 6.80% 11/15/2030	3,000	3,119
Celanese US Holdings, LLC 6.629% 7/15/2032	4,624	4,752
Celanese US Holdings, LLC 6.95% 11/15/2033	2,649	2,773
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	6,000	6,012
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,500	2,497
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	2,500	2,488
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,000	979
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	1,000	891
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,250	3,349
Dow Chemical Co. (The) 5.15% 2/15/2034	584	572
Dow Chemical Co. (The) 5.55% 11/30/2048	526	494
Dow Chemical Co. (The) 6.90% 5/15/2053	231	254
Dow Chemical Co. (The) 5.60% 2/15/2054	1,867	1,766
Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,328
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	31,656	31,638
First Quantum Minerals, Ltd. 8.625% 6/1/2031[1]	5,000	5,135
FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]	2,500	2,283
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,218
Magnera Corp. 7.25% 11/15/2031[1]	2,000	1,975
Methanex Corp. 5.125% 10/15/2027	3,000	2,955
Methanex US Operations, Inc. 6.25% 3/15/2032[1]	2,145	2,142
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,000	1,007
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	4,075	4,179
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,370	1,451
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,000	983
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	8,500	7,976
Novelis Corp. 3.25% 11/15/2026[1]	1,000	967
Novelis Corp. 3.875% 8/15/2031[1]	1,000	877
OCI NV 6.70% 3/16/2033[1]	5,195	5,384
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	1,525	1,467
Quikrete Holdings, Inc. 6.375% 3/1/2032[1]	3,340	3,340
Quikrete Holdings, Inc. 6.75% 3/1/2033[1]	410	413
Quikrete Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.044% 1/30/2032[9,13]	1,300	1,297
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	3,500	3,558
Sasol Financing USA, LLC 8.75% 5/3/2029[14]	750	762
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,703
Stillwater Mining Co. 4.00% 11/16/2026[14]	900	855
Vale Overseas, Ltd. 6.40% 6/28/2054	708	703
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	2,000	2,062
		139,189
Real estate 0.12%
Boston Properties, LP 2.45% 10/1/2033	614	474
Boston Properties, LP 6.50% 1/15/2034	2,395	2,506
Boston Properties, LP 5.75% 1/15/2035	6,414	6,281
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	980	844
Equinix, Inc. 2.90% 11/18/2026	6,572	6,364
Equinix, Inc. 0.25% 3/15/2027	EUR1,420	1,394
Equinix, Inc. 1.00% 3/15/2033	1,580	1,349
Capital Income Builder — Page 38 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
ERP Operating, LP 4.65% 9/15/2034	USD2,274	$2,157
FibraSOMA 4.375% 7/22/2031[1]	2,753	2,258
FIDEICOMISO FIBRA UNO 7.70% 1/23/2032[1]	755	766
FIDEICOMISO FIBRA UNO 8.25% 1/23/2037[1]	1,000	1,003
Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	978
Forestar Group, Inc. 5.00% 3/1/2028[1]	6,000	5,825
GLP Capital, LP 4.00% 1/15/2030	2,500	2,342
Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,219
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5,130	4,987
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	335	308
Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,946
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,350
Iron Mountain, Inc. 6.25% 1/15/2033[1]	730	732
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,150	2,915
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	279
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	2,052
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,033
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	1,000
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,000	974
MPT Operating Partnership, LP 3.50% 3/15/2031	1,500	1,007
MPT Operating Partnership, LP 8.50% 2/15/2032[1]	17,452	17,744
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	575	575
Prologis, LP 5.00% 3/15/2034	1,430	1,401
Prologis, LP 5.25% 3/15/2054	270	253
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,000	979
Service Properties Trust 5.25% 2/15/2026	2,000	1,968
Service Properties Trust 4.75% 10/1/2026	4,380	4,238
Service Properties Trust 4.95% 2/15/2027	558	540
Service Properties Trust 5.50% 12/15/2027	12,000	11,560
Service Properties Trust 3.95% 1/15/2028	5,110	4,517
Service Properties Trust 8.375% 6/15/2029	6,000	6,002
Service Properties Trust 4.95% 10/1/2029	1,042	862
Service Properties Trust 4.375% 2/15/2030	60	48
Service Properties Trust 8.625% 11/15/2031[1]	12,515	13,300
VICI Properties, LP 5.75% 2/1/2027[1]	1,500	1,515
WEA Finance, LLC 3.50% 6/15/2029[1]	2,083	1,935
		124,780
Consumer staples 0.10%
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,000	1,842
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	3,000	2,885
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,170
Altria Group, Inc. 6.875% 11/1/2033	750	817
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	15,017
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	500	493
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,845
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,423
BAT Capital Corp. 6.343% 8/2/2030	728	769
BAT Capital Corp. 5.834% 2/20/2031	3,701	3,813
BAT Capital Corp. 6.421% 8/2/2033	2,038	2,155
BAT Capital Corp. 6.00% 2/20/2034	2,830	2,911
BAT Capital Corp. 5.65% 3/16/2052	713	659
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,139
Campbells Co. (The) 5.25% 10/13/2054	938	853
Capital Income Builder — Page 39 of 53

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Campbell’s Co. (The) 4.75% 3/23/2035	USD2,389	$2,254
Coca-Cola Co. 5.00% 5/13/2034	163	163
Coca-Cola Co. 4.65% 8/14/2034	1,279	1,244
Coca-Cola Co. 5.30% 5/13/2054	250	241
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,422
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	2,858	2,888
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,902
Constellation Brands, Inc. 4.75% 5/9/2032	1,000	962
Coty, Inc. 5.00% 4/15/2026[1]	2,555	2,553
Coty, Inc. 6.625% 7/15/2030[1]	1,060	1,084
H.J. Heinz Co. 4.375% 6/1/2046	2,000	1,629
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	3,000	2,994
Kroger Co. 5.50% 9/15/2054	1,043	978
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,000	1,855
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,000	1,822
Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,725	1,818
NBM US Holdings, Inc. 6.625% 8/6/2029[14]	1,683	1,677
Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	996
Performance Food Group, Inc. 4.25% 8/1/2029[1]	1,000	941
Philip Morris International, Inc. 1.75% 11/1/2030	2,000	1,680
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,008
Philip Morris International, Inc. 5.25% 2/13/2034	2,487	2,470
Philip Morris International, Inc. 4.90% 11/1/2034	5,112	4,934
Post Holdings, Inc. 6.25% 2/15/2032[1]	1,441	1,444
Post Holdings, Inc. 6.375% 3/1/2033[1]	5,000	4,937
Reynolds American, Inc. 4.45% 6/12/2025	7,045	7,039
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	4,025	3,921
		109,647
Total corporate bonds, notes & loans		3,071,721
Asset-backed obligations 0.69%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,8]	877	878
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,8]	1,000	1,012
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,8]	59	59
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,8]	108	109
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,8]	196	196
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[1,8,9]	560	560
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,8]	410	414
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,8]	1,731	1,731
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	473	481
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,8]	1,869	1,864
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[8]	372	376
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 3.175% 2/16/2050[1,8]	793	799
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 3.525% 2/16/2050[1,8]	378	380
Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD CME Term SOFR + 1.312%) 5.602% 4/22/2031[1,8,9]	657	657
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,8]	243	245
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,8]	2,500	2,487
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,8]	12,814	12,712
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,8]	9,090	8,894
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,8]	1,383	1,360
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,8]	29,522	30,394
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,8]	905	917
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,8]	982	977
Capital Income Builder — Page 40 of 53

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,8]	USD2,000	$1,987
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.482% 1/15/2033[1,8,9]	1,480	1,483
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,8]	336	309
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,8]	835	837
Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.644% 7/15/2031[1,8,9]	740	742
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027[8]	421	421
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[8]	400	400
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029[8]	355	356
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	247	250
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	479	487
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	1,729	1,750
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,8]	1,418	1,406
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,8]	473	477
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	2,768	2,783
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,8]	2,502	2,237
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,8]	148	141
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,8]	35,762	35,088
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,8]	5,685	5,169
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,8]	26,816	25,522
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,8]	44,524	44,590
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,8]	1,337	1,335
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,8]	198	185
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,8]	419	385
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,8]	567	522
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,8]	371	346
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,8]	45	45
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,8]	202	204
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	102
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,8]	590	595
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,8]	385	390
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 4.611% 11/15/2035[8,9]	13	13
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.561% 7/15/2036[8,9]	952	883
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.561% 1/15/2037[8,9]	1,152	1,082
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.571% 2/15/2037[8,9]	2,354	2,180
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,8]	244	244
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[8]	28,213	28,181
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,8]	3,681	3,739
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,8]	245	246
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,8]	153	154
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[8]	336	336
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[8]	150	150
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[8]	338	339
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[8]	323	325
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	745	757
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,8]	1,480	1,502
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	316	320
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,8]	7,247	7,085
Capital Income Builder — Page 41 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,8]	USD9,089	$9,080
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,8]	15,564	15,863
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,8]	16,177	16,250
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,8]	20,420	20,250
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,8]	35,314	32,839
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,8]	3,872	3,518
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,8]	1,510	1,456
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,8]	786	743
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,8]	216	206
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,8]	1,908	1,910
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,8]	149	150
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,8]	111	111
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,8]	915	938
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,8]	3,278	3,268
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[1,8]	161	161
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[8]	261	264
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,8]	25,200	25,560
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,8]	16,218	16,754
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,8]	739	745
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,8]	556	560
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,8]	801	808
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,3,8]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,8]	970	964
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,8]	341	343
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,8]	2,012	1,887
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,8]	14,850	14,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,8]	5,267	4,980
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,8]	826	782
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,8]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,8]	262	270
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,8]	250	259
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,8]	3,959	3,850
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,8]	273	276
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[1,8,9]	750	751
KKR Financial CLO, Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 5.514% 7/15/2030[1,8,9]	171	171
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,8]	6,206	6,247
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,8]	132	133
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,8]	119	119
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[1,8]	148	149
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[1,8,9]	2,405	2,404
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[8]	477	483
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,8]	410	416
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,8]	5,560	5,588
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,8]	156	157
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,8]	450	406
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,8]	11,029	9,895
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,8]	1,063	984
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,8]	725	674
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,8]	11,295	10,473
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,8]	26,317	24,425
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,8]	1,328	1,113
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,8]	1,889	1,612
Capital Income Builder — Page 42 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.153% 4/20/2062[1,8,9]	USD13,436	$13,380
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,8]	93,915	86,937
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,8]	1,702	1,707
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,8]	4,284	4,348
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,8]	801	789
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,8]	145	144
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,8]	100	100
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,8]	3,235	3,154
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[8]	488	422
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,8,9]	754	754
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,8]	346	349
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,8]	78	77
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,8]	15,258	15,385
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,8]	630	635
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.006% 9/15/2039[1,8,9]	203	204
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,8]	901	886
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[1,8]	1,784	1,787
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[1,8]	119	119
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,8]	97	98
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[8]	142	142
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[8]	604	606
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[8]	9,850	9,877
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[8]	137	138
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[8]	2,496	2,498
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[8]	3,000	3,017
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[8]	484	484
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[8]	232	232
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[8]	1,000	998
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	249	256
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,8]	233	235
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[1,8]	212	212
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,8]	41	41
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,8]	1,043	1,045
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,8]	3,501	3,124
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,8]	582	534
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 7/18/2031[1,8,9]	628	630
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,8]	574	541
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,8]	1,271	1,255
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,8]	1,500	1,490
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,8]	1,556	1,549
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,8]	1,058	1,016
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[1,8,9]	3,000	3,008
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,8]	237	220
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,8]	692	644
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,8]	5,335	5,283
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,8,9]	19,538	18,843
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,8]	24,543	24,780
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[1,8,9]	415	416
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,8]	1,263	1,155
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,8]	505	473
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,8]	USD74	$74
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,8]	162	164
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[1,8]	1,072	1,073
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027[1,8]	23,333	23,362
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[1,8]	3,221	3,222
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[1,8]	336	336
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,8]	4,547	4,549
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,8]	401	402
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,8]	1,030	1,032
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,8]	582	583
WLAKE_25-1 4.98% 9/16/2030[1,8]	129	129
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[8]	539	548
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[8]	658	657
		745,206
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL46,800	6,957
British Columbia (Province of) 4.20% 7/6/2033	USD42,426	40,464
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,570
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,280
Colombia (Republic of) 8.00% 11/14/2035	1,485	1,500
Colombia (Republic of) 7.75% 11/7/2036	320	313
Colombia (Republic of) 8.375% 11/7/2054	360	352
Greece (Hellenic Republic of) 3.625% 6/15/2035	EUR1,500	1,598
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	USD215	196
New South Wales Treasury Corp. 4.75% 9/20/2035	AUD1,000	599
New South Wales Treasury Corp. 4.25% 2/20/2036	1,500	854
Panama (Republic of) 3.16% 1/23/2030	USD900	769
Panama (Republic of) 6.875% 1/31/2036	2,225	2,117
Panama (Republic of) 8.00% 3/1/2038	440	448
Panama (Republic of) 6.853% 3/28/2054	650	565
Panama (Republic of) 4.50% 4/1/2056	3,585	2,206
Panama (Republic of) 4.50% 1/19/2063	690	415
Peru (Republic of) 2.783% 1/23/2031	12,640	10,911
Peru (Republic of) 5.875% 8/8/2054	640	614
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,049
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,554
Romania 3.50% 4/3/2034	EUR1,770	1,535
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,881
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	11,031
United Mexican States 6.00% 5/7/2036	1,820	1,724
United Mexican States 6.875% 5/13/2037	1,815	1,827
United Mexican States 5.00% 4/27/2051	2,370	1,786
United Mexican States 6.338% 5/4/2053	3,995	3,578
United Mexican States 6.40% 5/7/2054	1,000	900
United Mexican States 7.375% 5/13/2055	18,830	18,998
United Mexican States 3.75% 4/19/2071	2,550	1,415
		134,006
Municipals 0.04% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,337
Capital Income Builder — Page 44 of 53

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD21,162	$20,913
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,155
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,740	4,205
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,617
Total municipals		39,227
Federal agency bonds & notes 0.03%
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	1,560	1,538
Fannie Mae 2.125% 4/24/2026	37,230	36,310
Korea Gas Corp. 5.00% 7/8/2029[1]	289	290
		38,138
Total bonds, notes & other debt instruments (cost: $16,880,549,000)		16,369,205
Investment funds 2.36%	Shares
Capital Group Central Corporate Bond Fund[6]	308,029,626	2,553,566
Total investment funds (cost: $3,055,871,000)		2,553,566
Short-term securities 3.78% Money market investments 3.76%
Capital Group Central Cash Fund 4.40%[6,17]	40,711,630	4,071,977
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.40%[6,17,18]	93,381	9,340
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[17,18]	2,022,528	2,023
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[17,18]	1,300,000	1,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[17,18]	1,300,000	1,300
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[17,18]	1,300,000	1,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[17,18]	1,300,000	1,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[17,18]	1,300,000	1,300
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Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[17,18]	1,300,000	$1,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[17,18]	500,000	500
		19,663
Total short-term securities (cost: $4,090,973,000)		4,091,640
Total investment securities 99.92% (cost: $83,674,512,000)		108,226,284
Other assets less liabilities 0.08%		90,199
Net assets 100.00%		$108,316,483
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
3 Month SOFR Futures	Long	2,373	3/19/2025	USD567,444	$1,441
3 Month SOFR Futures	Long	5,863	9/17/2025	1,405,581	7,530
2 Year U.S. Treasury Note Futures	Long	23,473	4/3/2025	4,826,635	(2,510)
5 Year Euro-Bobl Futures	Short	28	3/10/2025	(3,411)	(11)
5 Year U.S. Treasury Note Futures	Long	38,541	4/3/2025	4,100,401	(22,376)
10 Year Euro-Bund Futures	Short	11	3/10/2025	(1,512)	(19)
10 Year Australian Treasury Bond Futures	Short	24	3/17/2025	(1,676)	7
10 Year U.S. Treasury Note Futures	Long	7,260	3/31/2025	790,206	(8,885)
10 Year Ultra U.S. Treasury Note Futures	Short	400	3/31/2025	(44,550)	900
20 Year U.S. Treasury Note Futures	Long	811	3/31/2025	92,378	(1,501)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,186	3/31/2025	258,973	(14,919)
					$(40,343)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,560	EUR	1,512	Morgan Stanley	2/6/2025	$(9)
USD	440	EUR	418	UBS AG	2/10/2025	6
USD	2,249	EUR	2,163	BNP Paribas	2/10/2025	4
USD	278	EUR	272	HSBC Bank	2/10/2025	(4)
USD	842	AUD	1,350	JPMorgan Chase	2/21/2025	2
BRL	2,100	USD	338	Citibank	2/24/2025	19
USD	2,473	BRL	14,450	Citibank	2/24/2025	17
BRL	1,130	USD	184	Bank of New York Mellon	2/24/2025	8
BRL	645	USD	102	JPMorgan Chase	2/24/2025	8
BRL	323	USD	53	Citibank	2/24/2025	2
BRL	107	USD	17	Morgan Stanley	2/24/2025	1
USD	996	EUR	975	UBS AG	2/24/2025	(16)
USD	26,769	EUR	25,941	Citibank	2/26/2025	(172)
USD	1,740	BRL	10,550	Citibank	3/5/2025	(51)
Capital Income Builder — Page 46 of 53

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,706	BRL	10,500	JPMorgan Chase	3/5/2025	$(76)
USD	8,800	EUR	8,430	Citibank	3/6/2025	41
USD	1,391	BRL	8,710	JPMorgan Chase	3/19/2025	(85)
USD	201	EUR	195	Bank of America	4/16/2025	(2)
USD	446	EUR	431	Morgan Stanley	4/16/2025	(3)
USD	920	EUR	890	UBS AG	4/16/2025	(6)
						$(316)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$18,369	$—	$18,369
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	10,671	—	10,671
						$29,040	$—	$29,040
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD84,177	$(1,907)	$(1,900)	$(7)
CDX.EM.42	1.00%	Quarterly	12/20/2029	20,000	511	600	(89)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	25,000	(2,029)	(1,771)	(258)
					$(3,425)	$(3,071)	$(354)
Investments in affiliates6

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.74%
Industrials 0.15%
Trinity Industries, Inc.	$154,045	$—	$—	$—	$15,953	$169,998	$1,348
Real estate 1.59%
VICI Properties, Inc. REIT	1,699,137	53,702	53,609	(5,650)	(102,710)	1,590,870	23,619
Mindspace Business Parks REIT	86,095	43,889	—	—	(1,084)	128,900	1,838
						1,719,770
Total common stocks						1,889,768
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Investments in affiliates6 (continued)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.36%
Capital Group Central Corporate Bond Fund	$2,560,520	$29,798	$—	$—	$(36,752)	$2,553,566	$29,797
Short-term securities 3.77%
Money market investments 3.76%
Capital Group Central Cash Fund 4.40%[17]	3,987,598	3,228,507	3,145,097	(51)	1,020	4,071,977	50,342
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.40%[17,18]	783	8,557 [19]				9,340	— [20]
Total short-term securities						4,081,317
Total 7.87%				$(5,701)	$(123,573)	$8,524,651	$106,944
Restricted securities14

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026[3]	7/28/2023	$2,000	$2,011	.00%[21]
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	1,576	1,677	.00 [21]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	842	855	.00 [21]
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	765	762	.00 [21]
Total		$5,183	$5,305	.00%[21]

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,611,268,000, which represented 2.41% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $203,588,000, which represented .19% of the net assets of the fund.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,831,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $139,917,000, which represented .13% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $55,641,000, which represented .05% of the net assets of the fund.

[14]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,305,000, which represented less than .01% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[17]	Rate represents the seven-day yield at 1/31/2025.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Represents net activity.
[20]	Dividend income is included with securities lending income and is not shown in this table.
[21]	Amount less than .01%.
Capital Income Builder — Page 48 of 53

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $12,504,236,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $35,231,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,360,136,000 and $92,660,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as
Capital Income Builder — Page 49 of 53

unaudited
the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2025 (dollars in thousands):

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unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,468,190	$6,909,003	$— *	$16,377,193
Information technology	8,652,566	964,783	2,184,998	11,802,347
Health care	7,834,301	3,091,374	— *	10,925,675
Industrials	5,436,633	5,043,144	—	10,479,777
Consumer staples	5,414,154	3,204,132	—	8,618,286
Utilities	3,480,118	2,455,807	351	5,936,276
Energy	4,208,539	1,165,447	375	5,374,361
Consumer discretionary	3,158,683	2,061,302	—	5,219,985
Real estate	3,810,243	530,842	—	4,341,085
Materials	1,935,963	1,287,454	—	3,223,417
Communication services	1,399,372	1,334,353	—	2,733,725
Preferred securities	—	10,595	—	10,595
Convertible stocks	169,151	—	—	169,151
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	6,705,377	5,402	6,710,779
U.S. Treasury bonds & notes	—	5,630,128	—	5,630,128
Corporate bonds, notes & loans	—	3,060,156	11,565	3,071,721
Asset-backed obligations	—	743,426	1,780	745,206
Bonds & notes of governments & government agencies outside the U.S.	—	134,006	—	134,006
Municipals	—	39,227	—	39,227
Federal agency bonds & notes	—	38,138	—	38,138
Investment funds	2,553,566	—	—	2,553,566
Short-term securities	4,091,640	—	—	4,091,640
Total	$61,613,119	$44,408,694	$2,204,471	$108,226,284

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,878	$—	$—	$9,878
Unrealized appreciation on open forward currency contracts	—	108	—	108
Unrealized appreciation on centrally cleared interest rate swaps	—	29,040	—	29,040
Liabilities:
Unrealized depreciation on futures contracts	(50,221)	—	—	(50,221)
Unrealized depreciation on open forward currency contracts	—	(424)	—	(424)
Unrealized depreciation on centrally cleared credit default swaps	—	(354)	—	(354)
Total	$(40,343)	$28,370	$—	$(11,973)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 51 of 53

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2025 (dollars in thousands):
	Beginning value at 11/1/2024	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending value at 1/31/2025
Investment securities	$10,217	$1,946,814	$152,705	$(23,079)	$(8,209)	$126,023	$—	$2,204,471
Net unrealized appreciation during the period on Level 3 investment securities held at January 31, 2025								$126,113
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 1/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$18,747	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market compa- rables	Yield	8%	8%	Decrease
		Indicative market quotation	Broker Quote	Not applicable	Not applicable	Not applicable
Common Stock	2,185,724	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
		Recent market information	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment based on proxy (decrease)	1% - 3%	3%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$2,204,471
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Income Builder — Page 52 of 53

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-012-0325
Capital Income Builder — Page 53 of 53